UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Western Asset Core Plus Bond Fund
Class A [WAPAX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Core Plus Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$82	0.82%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Western Asset Core Plus Bond Fund returned -1.16%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products as spreads generally tightened
↑	Investment-grade credit positioning as spreads tightened
↑	Agency mortgage-backed security positioning as spreads tightened

Top detractors from performance:
↓	Long duration position as yields rose
↓	Yield curve positioning as the curve steepened
↓	Emerging market positioning
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, options and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives detracted from performance.
Western Asset Core Plus Bond Fund	PAGE 1	7830-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,575 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	-1.16	-1.95	1.10
Class A (with sales charge)	-4.83	-2.80	0.66
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$7,023,228,864
Total Number of Portfolio Holdings*	1,521
Total Management Fee Paid	$59,108,290
Portfolio Turnover Rate	96%
*	Does not include derivatives, except purchased options, if any.
Western Asset Core Plus Bond Fund	PAGE 2	7830-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective August 21, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki and Julien A. Scholnick.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Core Plus Bond Fund	PAGE 3	7830-ATSR-0225

Western Asset Core Plus Bond Fund
Class C [WAPCX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Core Plus Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$150	1.51%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Western Asset Core Plus Bond Fund returned -1.72%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products as spreads generally tightened
↑	Investment-grade credit positioning as spreads tightened
↑	Agency mortgage-backed security positioning as spreads tightened

Top detractors from performance:
↓	Long duration position as yields rose
↓	Yield curve positioning as the curve steepened
↓	Emerging market positioning
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, options and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives detracted from performance.
Western Asset Core Plus Bond Fund	PAGE 1	7829-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	-1.72	-2.60	0.42
Class C (with sales charge)	-2.67	-2.60	0.42
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$7,023,228,864
Total Number of Portfolio Holdings*	1,521
Total Management Fee Paid	$59,108,290
Portfolio Turnover Rate	96%
*	Does not include derivatives, except purchased options, if any.
Western Asset Core Plus Bond Fund	PAGE 2	7829-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective August 21, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki and Julien A. Scholnick.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Core Plus Bond Fund	PAGE 3	7829-ATSR-0225

Western Asset Core Plus Bond Fund
Class C1 [LWCPX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Core Plus Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$149	1.51%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C1 shares of Western Asset Core Plus Bond Fund returned -2.05%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products as spreads generally tightened
↑	Investment-grade credit positioning as spreads tightened
↑	Agency mortgage-backed security positioning as spreads tightened

Top detractors from performance:
↓	Long duration position as yields rose
↓	Yield curve positioning as the curve steepened
↓	Emerging market positioning
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, options and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives detracted from performance.
Western Asset Core Plus Bond Fund	PAGE 1	7836-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C1 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C1	-2.05	-2.43	0.68
Class C1 (with sales charge)	-3.00	-2.43	0.68
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$7,023,228,864
Total Number of Portfolio Holdings*	1,521
Total Management Fee Paid	$59,108,290
Portfolio Turnover Rate	96%
*	Does not include derivatives, except purchased options, if any.
Western Asset Core Plus Bond Fund	PAGE 2	7836-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective August 21, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki and Julien A. Scholnick.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Core Plus Bond Fund	PAGE 3	7836-ATSR-0225

Western Asset Core Plus Bond Fund
Class FI [WACIX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Core Plus Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$78	0.78%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class FI shares of Western Asset Core Plus Bond Fund returned -1.11%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products as spreads generally tightened
↑	Investment-grade credit positioning as spreads tightened
↑	Agency mortgage-backed security positioning as spreads tightened

Top detractors from performance:
↓	Long duration position as yields rose
↓	Yield curve positioning as the curve steepened
↓	Emerging market positioning
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, options and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives detracted from performance.
Western Asset Core Plus Bond Fund	PAGE 1	7593-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class FI 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class FI	-1.11	-1.94	1.12
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$7,023,228,864
Total Number of Portfolio Holdings*	1,521
Total Management Fee Paid	$59,108,290
Portfolio Turnover Rate	96%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Core Plus Bond Fund	PAGE 2	7593-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective August 21, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki and Julien A. Scholnick.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Core Plus Bond Fund	PAGE 3	7593-ATSR-0225

Western Asset Core Plus Bond Fund
Class R [WAPRX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Core Plus Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$111	1.12%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Western Asset Core Plus Bond Fund returned -1.34%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products as spreads generally tightened
↑	Investment-grade credit positioning as spreads tightened
↑	Agency mortgage-backed security positioning as spreads tightened

Top detractors from performance:
↓	Long duration position as yields rose
↓	Yield curve positioning as the curve steepened
↓	Emerging market positioning
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, options and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives detracted from performance.
Western Asset Core Plus Bond Fund	PAGE 1	7828-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	-1.34	-2.23	0.82
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$7,023,228,864
Total Number of Portfolio Holdings*	1,521
Total Management Fee Paid	$59,108,290
Portfolio Turnover Rate	96%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Core Plus Bond Fund	PAGE 2	7828-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective August 21, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki and Julien A. Scholnick.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Core Plus Bond Fund	PAGE 3	7828-ATSR-0225

Western Asset Core Plus Bond Fund
Class I [WACPX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Core Plus Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$45	0.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of Western Asset Core Plus Bond Fund returned -0.78%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products as spreads generally tightened
↑	Investment-grade credit positioning as spreads tightened
↑	Agency mortgage-backed security positioning as spreads tightened

Top detractors from performance:
↓	Long duration position as yields rose
↓	Yield curve positioning as the curve steepened
↓	Emerging market positioning
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, options and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives detracted from performance.
Western Asset Core Plus Bond Fund	PAGE 1	7007-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class I	-0.78	-1.58	1.49
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$7,023,228,864
Total Number of Portfolio Holdings*	1,521
Total Management Fee Paid	$59,108,290
Portfolio Turnover Rate	96%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Core Plus Bond Fund	PAGE 2	7007-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective August 21, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki and Julien A. Scholnick.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Core Plus Bond Fund	PAGE 3	7007-ATSR-0225

Western Asset Core Plus Bond Fund
Class IS [WAPSX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Core Plus Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$42	0.42%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class IS shares of Western Asset Core Plus Bond Fund returned -0.75%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products as spreads generally tightened
↑	Investment-grade credit positioning as spreads tightened
↑	Agency mortgage-backed security positioning as spreads tightened

Top detractors from performance:
↓	Long duration position as yields rose
↓	Yield curve positioning as the curve steepened
↓	Emerging market positioning
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, options and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives detracted from performance.
Western Asset Core Plus Bond Fund	PAGE 1	7272-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class IS	-0.75	-1.54	1.52
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$7,023,228,864
Total Number of Portfolio Holdings*	1,521
Total Management Fee Paid	$59,108,290
Portfolio Turnover Rate	96%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Core Plus Bond Fund	PAGE 2	7272-ATSR-0225

HOW HAS THE FUND CHANGED?
Effective August 21, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki and Julien A. Scholnick.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Core Plus Bond Fund	PAGE 3	7272-ATSR-0225

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that Mr. Robert Abeles, Jr., possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial expert,” and have designated Mr. Abeles as the Audit Committee’s financial expert. Mr. Abeles is an “independent” Director pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2023 and December 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $205,236 in December 31, 2023 and in $219,051 in December 31, 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2023 and $0 in December 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $30,000 in December 31, 2023 and $30,000 in December 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees.  The aggregate other fees billed in the Reporting Periods for products and services provided by the Auditor were $0 in December 31, 2023 and $0 in December 31, 2024, other than the services reported in paragraphs (a) through (c) for the Item for the Western Asset Funds, Inc.

There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Western Asset Funds, Inc. requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Western Asset Funds, Inc., FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Western Asset Funds, Inc. during the reporting period were $342,635 in December 31, 2023 and $334,889 in December 31, 2024.

(h) Yes. Western Asset Funds, Inc.’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Western Asset Funds, Inc. or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Core Plus Bond Fund
Financial Statements and Other Important Information
Annual  | December 31, 2024

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
December 31, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 34.2%
Communication Services — 4.2%
Diversified Telecommunication Services — 1.0%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	4,570,000	$3,350,346 (a)
AT&T Inc., Senior Notes	2.250%	2/1/32	6,530,000	5,401,075
AT&T Inc., Senior Notes	2.550%	12/1/33	3,450,000	2,780,246
AT&T Inc., Senior Notes	5.350%	9/1/40	1,850,000	1,793,222
AT&T Inc., Senior Notes	5.550%	8/15/41	2,710,000	2,646,861
AT&T Inc., Senior Notes	4.350%	6/15/45	3,579,000	2,936,411
AT&T Inc., Senior Notes	3.500%	9/15/53	4,300,000	2,898,111
AT&T Inc., Senior Notes	3.550%	9/15/55	4,110,000	2,766,979
AT&T Inc., Senior Notes	3.800%	12/1/57	670,000	462,831
AT&T Inc., Senior Notes	3.650%	9/15/59	600,000	397,815
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	4,730,000	4,196,005
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	5,170,000	4,735,433
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	6,293,000	5,421,966
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	4,265,000	4,022,084
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	2,200,000	2,039,386
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	8,483,000	8,078,881 (a)
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	4,890,000	4,778,374
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	3,850,000	2,634,381
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	2,950,000	2,232,651
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	2,030,000	1,597,150
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,455,000	1,411,184
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	2,750,000	2,089,904
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	3,240,000	2,291,773
Total Diversified Telecommunication Services				70,963,069
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Entertainment — 0.3%
Walt Disney Co., Senior Notes	6.650%	11/15/37	2,670,000	$2,980,110
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	3,410,000	3,411,394
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	5,460,000	5,261,267
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	3,420,000	3,183,155
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	4,690,000	4,134,104
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	760,000	610,563
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	280,000	208,191
Warnermedia Holdings Inc., Senior Notes	5.391%	3/15/62	620,000	456,279
Total Entertainment				20,245,063
Media — 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	9,733,000	8,383,206
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	2,792,000	2,789,658
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	12,489,000	12,078,706
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	7,280,000	7,128,852
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	6,100,000	5,452,313
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	2,700,000	2,763,089
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	3,325,000	$2,960,832
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	3,120,000	2,951,797
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	3,500,000	2,995,912
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	530,000	398,674
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	1,238,000	1,211,018
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	3,810,000	3,035,092
Comcast Corp., Senior Notes	4.150%	10/15/28	3,500,000	3,414,954
Comcast Corp., Senior Notes	3.400%	4/1/30	5,390,000	5,002,824
Comcast Corp., Senior Notes	4.250%	10/15/30	9,018,000	8,699,583
Comcast Corp., Senior Notes	6.500%	11/15/35	451,000	490,397
Comcast Corp., Senior Notes	3.900%	3/1/38	2,160,000	1,817,352
Comcast Corp., Senior Notes	3.750%	4/1/40	4,440,000	3,574,367
Comcast Corp., Senior Notes	3.969%	11/1/47	5,866,000	4,449,952
Comcast Corp., Senior Notes	3.450%	2/1/50	3,417,000	2,341,611
Comcast Corp., Senior Notes	2.800%	1/15/51	3,670,000	2,183,441
Comcast Corp., Senior Notes	2.887%	11/1/51	2,770,000	1,667,320
Comcast Corp., Senior Notes	5.350%	5/15/53	3,240,000	3,002,492
Comcast Corp., Senior Notes	2.937%	11/1/56	984,000	573,595
Comcast Corp., Senior Notes	4.950%	10/15/58	940,000	813,682
DISH DBS Corp., Senior Notes	7.750%	7/1/26	510,000	429,572
DISH DBS Corp., Senior Notes	5.125%	6/1/29	8,120,000	5,234,473
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	6,330,000	5,765,529 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,120,000	959,694 (a)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Fox Corp., Senior Notes	5.476%	1/25/39	5,010,000	$4,766,508
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	2,060,000	2,320,891
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	3,030,000	2,935,484
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,755,000	1,787,132
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	1,875,000	1,841,949
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	2,827,000	2,532,408
Total Media				118,754,359
Wireless Telecommunication Services — 1.2%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	9,173,000	7,923,613 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	33,058,000	23,843,615 (a)
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	4,260,000	4,153,850
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,570,000	6,657,228
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	1,610,000	1,602,961
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	1,950,000	1,905,627
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	18,525,000	17,440,917
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	8,790,000	7,564,431
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	11,650,000	10,572,966
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	3,780,000	3,720,605
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	2,690,000	2,333,840
Total Wireless Telecommunication Services				87,719,653

Total Communication Services				297,682,144
Consumer Discretionary — 3.6%
Automobile Components — 0.1%
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	8,960,000	8,626,054 (a)
Automobiles — 1.3%
Ford Holdings LLC, Senior Notes	9.300%	3/1/30	5,640,000	6,418,275
Ford Motor Co., Senior Notes	3.250%	2/12/32	5,360,000	4,459,337
Ford Motor Co., Senior Notes	6.100%	8/19/32	2,730,000	2,717,900
Ford Motor Co., Senior Notes	4.750%	1/15/43	1,690,000	1,333,858
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	3,120,000	3,118,926
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	4,120,000	4,057,205
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	6,910,000	6,850,014
Ford Motor Credit Co. LLC, Senior Notes	7.350%	11/4/27	3,260,000	3,414,548
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobiles — continued
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	1,550,000	$1,431,252
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	2,763,000	2,927,120
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	4,265,000	3,844,829
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	3,410,000	2,951,168
General Motors Co., Senior Notes	5.600%	10/15/32	1,890,000	1,906,957
General Motors Co., Senior Notes	6.600%	4/1/36	1,170,000	1,229,205
General Motors Co., Senior Notes	5.150%	4/1/38	2,050,000	1,888,116
General Motors Co., Senior Notes	6.250%	10/2/43	1,560,000	1,542,453
General Motors Co., Senior Notes	5.950%	4/1/49	1,040,000	983,787
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	880,000	870,323
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	35,120,000	34,625,285 (a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	4,390,000	4,228,349 (a)
Total Automobiles				90,798,907
Broadline Retail — 0.3%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	3,860,000	3,411,413
Amazon.com Inc., Senior Notes	2.500%	6/3/50	5,800,000	3,463,423
Amazon.com Inc., Senior Notes	4.250%	8/22/57	2,970,000	2,434,875
Prosus NV, Senior Notes	3.061%	7/13/31	10,970,000	9,217,667 (a)
Prosus NV, Senior Notes	4.027%	8/3/50	5,220,000	3,518,879 (a)
Total Broadline Retail				22,046,257
Hotels, Restaurants & Leisure — 1.6%
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	320,000	320,127
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	1,000,000	974,679
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	3,140,000	2,921,104
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	4,200,000	4,258,634
McDonald’s Corp., Senior Notes	3.600%	7/1/30	2,940,000	2,758,809
McDonald’s Corp., Senior Notes	3.625%	9/1/49	1,610,000	1,161,648
McDonald’s Corp., Senior Notes	4.200%	4/1/50	6,670,000	5,274,219
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	3,830,000	3,849,464 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	8,000,000	7,986,761 (a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	39,986,000	39,845,617
Sands China Ltd., Senior Notes	3.800%	1/8/26	5,250,000	5,152,225
Sands China Ltd., Senior Notes	2.300%	3/8/27	6,770,000	6,311,706
Sands China Ltd., Senior Notes	5.400%	8/8/28	6,950,000	6,876,856
Sands China Ltd., Senior Notes	2.850%	3/8/29	3,980,000	3,550,537
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Sands China Ltd., Senior Notes	3.250%	8/8/31	3,510,000	$3,008,156
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	8,660,000	8,716,263 (a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	10,180,000	9,813,528 (a)
Total Hotels, Restaurants & Leisure				112,780,333
Household Durables — 0.1%
Lennar Corp., Senior Notes	4.750%	11/29/27	2,970,000	2,962,449
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	2.700%	4/15/30	2,720,000	2,449,885
Home Depot Inc., Senior Notes	3.300%	4/15/40	3,220,000	2,510,612
Home Depot Inc., Senior Notes	3.900%	6/15/47	1,736,000	1,359,504
Home Depot Inc., Senior Notes	3.350%	4/15/50	6,865,000	4,790,173
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	3,320,000	3,258,951
Total Specialty Retail				14,369,125
Textiles, Apparel & Luxury Goods — 0.0%††
NIKE Inc., Senior Notes	3.250%	3/27/40	2,200,000	1,699,919

Total Consumer Discretionary				253,283,044
Consumer Staples — 1.0%
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	6,332,000	5,766,070
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	7,980,000	7,981,966
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	3,560,000	3,506,718
Total Beverages				17,254,754
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.000%	9/15/34	3,740,000	3,624,351
Food Products — 0.1%
Mars Inc., Senior Notes	3.200%	4/1/30	210,000	193,876 (a)
Mars Inc., Senior Notes	2.375%	7/16/40	4,540,000	3,007,600 (a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	1,960,000	1,938,005
Total Food Products				5,139,481
Personal Care Products — 0.1%
Haleon US Capital LLC, Senior Notes	3.375%	3/24/29	2,605,000	2,451,880
Kenvue Inc., Senior Notes	4.900%	3/22/33	2,187,000	2,152,182
Total Personal Care Products				4,604,062
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Tobacco — 0.5%
Altria Group Inc., Senior Notes	2.350%	5/6/25	3,270,000	$3,242,518
Altria Group Inc., Senior Notes	4.800%	2/14/29	975,000	964,140
Altria Group Inc., Senior Notes	2.450%	2/4/32	5,970,000	4,915,339
Altria Group Inc., Senior Notes	6.875%	11/1/33	3,030,000	3,288,588
Altria Group Inc., Senior Notes	5.800%	2/14/39	4,260,000	4,213,156
Altria Group Inc., Senior Notes	3.875%	9/16/46	3,130,000	2,271,250
Altria Group Inc., Senior Notes	5.950%	2/14/49	2,260,000	2,214,429
Altria Group Inc., Senior Notes	3.700%	2/4/51	2,620,000	1,783,411
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,842,000	1,808,484
BAT Capital Corp., Senior Notes	3.557%	8/15/27	406,000	392,967
BAT Capital Corp., Senior Notes	4.540%	8/15/47	4,515,000	3,565,300
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	3,870,000	3,866,579
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	930,000	930,467
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	1,050,000	1,038,310
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	1,445,000	1,256,817
Reynolds American Inc., Senior Notes	5.850%	8/15/45	3,129,000	2,983,557
Total Tobacco				38,735,312

Total Consumer Staples				69,357,960
Energy — 6.4%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	4.850%	11/15/35	1,740,000	1,654,724
Halliburton Co., Senior Notes	5.000%	11/15/45	410,000	366,517
Total Energy Equipment & Services				2,021,241
Oil, Gas & Consumable Fuels — 6.4%
Apache Corp., Senior Notes	7.750%	12/15/29	4,420,000	4,767,063
Apache Corp., Senior Notes	4.250%	1/15/30	10,000	9,406
Apache Corp., Senior Notes	6.000%	1/15/37	1,006,000	999,205
Apache Corp., Senior Notes	5.250%	2/1/42	1,646,000	1,428,525
Apache Corp., Senior Notes	4.250%	1/15/44	6,468,000	4,705,797
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	3,980,000	4,092,651 (a)
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	3,200,000	3,016,423
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	5,650,000	3,595,597
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	1,860,000	$1,116,877
BP Capital Markets America Inc., Senior Notes	2.939%	6/4/51	1,140,000	706,498
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	2,320,000	2,023,676 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	5,591,000	4,622,020 (a)
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	2,691,000	2,490,203
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	3,030,000	2,630,034
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	5,235,000	5,373,156 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	1,590,000	1,667,792 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	4,750,000	4,513,597 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	6,249,000	6,078,958
Continental Resources Inc., Senior Notes	5.750%	1/15/31	2,849,000	2,816,680 (a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,771,000	1,434,713
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	6,269,000	6,129,304
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	7,479,000	7,235,598
Devon Energy Corp., Senior Notes	5.850%	12/15/25	7,036,000	7,085,770
Devon Energy Corp., Senior Notes	5.250%	10/15/27	1,248,000	1,249,659
Devon Energy Corp., Senior Notes	5.875%	6/15/28	114,000	114,489
Devon Energy Corp., Senior Notes	4.500%	1/15/30	1,595,000	1,543,449
Devon Energy Corp., Senior Notes	5.600%	7/15/41	4,650,000	4,302,608
Devon Energy Corp., Senior Notes	4.750%	5/15/42	7,237,000	6,016,466
Devon Energy Corp., Senior Notes	5.000%	6/15/45	5,460,000	4,566,842
Devon Energy Corp., Senior Notes	5.750%	9/15/54	1,000,000	908,026
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	3,119,000	2,902,423
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	3,892,000	3,020,254
Ecopetrol SA, Senior Notes	5.875%	5/28/45	17,140,000	11,821,380
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	4,275,000	$4,287,449 (b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	12,878,000	12,802,539 (b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	17,202,000	17,306,949 (b)(c)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	3,560,000	3,533,238
Energy Transfer LP, Senior Notes	4.950%	6/15/28	3,318,000	3,313,983
Energy Transfer LP, Senior Notes	5.250%	4/15/29	2,230,000	2,239,611
Energy Transfer LP, Senior Notes	3.750%	5/15/30	2,810,000	2,623,153
Energy Transfer LP, Senior Notes	5.550%	5/15/34	2,830,000	2,817,362
Energy Transfer LP, Senior Notes	5.300%	4/1/44	1,170,000	1,050,684
Energy Transfer LP, Senior Notes	5.350%	5/15/45	2,000,000	1,800,943
Energy Transfer LP, Senior Notes	5.400%	10/1/47	1,413,000	1,271,752
Energy Transfer LP, Senior Notes	6.250%	4/15/49	2,080,000	2,084,743
Energy Transfer LP, Senior Notes	5.000%	5/15/50	840,000	713,709
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	5,483,000	5,353,782
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	2,650,000	2,466,954
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	6,767,000	6,119,354
Enterprise Products Operating LLC, Senior Notes	4.850%	1/31/34	4,690,000	4,538,890
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	3,225,000	3,510,118
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	1,030,000	1,207,167
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	970,000	868,038
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	2,197,000	1,576,011
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	1,830,000	1,762,058
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	1,810,000	$1,302,766
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	3,205,000	3,069,056 (c)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	7,040,000	6,263,767
EOG Resources Inc., Senior Notes	4.950%	4/15/50	5,410,000	4,817,941
EQT Corp., Senior Notes	3.125%	5/15/26	600,000	584,777 (a)
EQT Corp., Senior Notes	5.000%	1/15/29	4,078,000	4,022,357
EQT Corp., Senior Notes	3.625%	5/15/31	5,503,000	4,907,553 (a)
Expand Energy Corp., Senior Notes	5.375%	2/1/29	920,000	906,927
Expand Energy Corp., Senior Notes	5.375%	3/15/30	3,210,000	3,141,101
Expand Energy Corp., Senior Notes	4.750%	2/1/32	3,110,000	2,896,902
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	2,000,000	1,755,172
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	2,230,000	1,810,684
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	1,450,000	1,017,354
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	7,760,000	7,225,821 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	1,497,000	1,667,469
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	1,450,000	1,509,807
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	1,260,000	1,169,620
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	680,000	621,542
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	1,576,000	1,778,919
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	1,140,000	991,152
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	970,000	856,994
MPLX LP, Senior Notes	4.800%	2/15/29	2,980,000	2,955,915
MPLX LP, Senior Notes	4.500%	4/15/38	2,020,000	1,762,111
MPLX LP, Senior Notes	4.700%	4/15/48	2,190,000	1,797,179
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	650,000	652,993
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	10,917,000	10,563,298
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	6,900,000	6,591,800
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	60,000	55,069
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	6,880,000	$7,204,983
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	5,500,000	6,016,939
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	3,792,000	4,199,624
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	3,945,000	4,041,353
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	5,230,000	3,868,244
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	12,230,000	9,312,273
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	3,250,000	3,283,946
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	4,230,000	3,140,871
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	5,095,000	3,509,785
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	8,670,000	6,238,422
ONEOK Inc., Senior Notes	5.800%	11/1/30	2,750,000	2,835,656
ONEOK Inc., Senior Notes	6.050%	9/1/33	580,000	597,148
ONEOK Inc., Senior Notes	6.625%	9/1/53	2,350,000	2,473,084
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	2,070,000	2,001,433 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	4,630,000	4,574,023 (a)
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	3,060,000	2,598,608
Range Resources Corp., Senior Notes	4.875%	5/15/25	4,270,000	4,261,420
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	17,410,000	12,035,341 (a)
Shell Finance US Inc., Senior Notes	4.550%	8/12/43	2,900,000	2,539,274
Shell Finance US Inc., Senior Notes	4.375%	5/11/45	2,830,000	2,367,672
Shell Finance US Inc., Senior Notes	4.000%	5/10/46	2,620,000	2,051,129
Shell Finance US Inc., Senior Notes	3.250%	4/6/50	7,240,000	4,881,688
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	2,503,000	2,821,422
Targa Resources Corp., Senior Notes	4.950%	4/15/52	2,810,000	2,369,690
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	2,910,000	$2,932,941
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	2,120,000	2,174,003
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	2,365,000	2,285,196
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	190,000	172,980
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,350,000	2,108,038 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	3,057,000	3,134,945
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	10,180,000	8,753,097 (a)
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	9,620,000	9,773,382 (a)
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	7,140,000	7,132,547
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	2,363,000	2,319,892
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	4,125,000	3,871,843
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	3,150,000	2,684,913
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	3,170,000	2,914,137
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	4,249,000	4,700,994
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	5,348,000	5,975,574
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,975,000	2,333,605
Williams Cos. Inc., Senior Notes	5.150%	3/15/34	5,340,000	5,194,830
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	900,000	873,287
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	2,800,000	2,517,764
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	1,629,000	1,389,564
Total Oil, Gas & Consumable Fuels				447,397,232

Total Energy				449,418,473
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 9.8%
Banks — 6.1%
BAC Capital Trust XIV, Ltd. GTD (3 mo. Term SOFR + 0.662%)	5.020%	1/16/25	7,226,000	$6,156,477 (b)(c)
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,270,000	2,122,061
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	740,000	728,061 (c)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	8,030,000	6,778,977 (c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	8,720,000	7,685,214 (c)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	6,540,000	5,624,422 (c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	11,641,000	11,164,253 (c)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	10,630,000	10,313,000 (c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	3,430,000	3,288,571 (c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	6,660,000	5,219,093 (c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	2,690,000	2,204,326 (c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	5,020,000	4,967,547 (c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	6,660,000	6,332,067 (c)
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	3,050,000	3,039,015
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	8,140,000	8,076,778
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	2,620,000	$2,135,766 (c)
Bank of Montreal, Senior Notes	1.850%	5/1/25	1,460,000	1,446,596
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	1,000,000	956,805 (c)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	1,320,000	1,301,096
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	5,290,000	4,866,789 (c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	2,710,000	2,641,539 (c)
BNP Paribas SA, Junior Subordinated Notes (8.000% to 8/22/31 then 5 year Treasury Constant Maturity Rate + 3.727%)	8.000%	8/22/31	3,110,000	3,206,653 (a)(b)(c)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	10,580,000	11,050,926 (a)(b)(c)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	5,015,000	5,013,779 (a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	3,970,000	3,860,901 (a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	6,070,000	5,992,723 (a)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	11,510,000	11,509,067 (a)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	2,829,000	2,813,254 (a)(c)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	11,315,000	11,585,367 (a)(c)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	5,670,000	5,671,222 (b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,915,000	2,365,535
Citigroup Inc., Senior Notes	4.650%	7/30/45	2,462,000	2,151,031
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Citigroup Inc., Senior Notes	4.650%	7/23/48	1,230,000	$1,053,827
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	5,320,000	4,505,014 (c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	2,920,000	2,906,290 (c)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. Term SOFR + 1.413%)	3.520%	10/27/28	14,280,000	13,747,163 (c)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	5,980,000	5,371,107 (c)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	7,640,000	7,297,725 (c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	5,260,000	5,058,179 (c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	2,370,000	2,291,410 (c)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	7,240,000	7,220,027
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	9,740,000	9,611,424
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,660,000	1,774,811
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	135,807
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	1,884,000	2,070,105
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	1,420,000	1,249,424
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	7,790,000	7,760,977
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	6,060,000	5,957,508 (a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	2,900,000	2,814,419 (a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	6,210,000	5,586,313 (a)(c)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	3,960,000	3,902,794 (a)(c)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	2,460,000	$2,321,055 (a)(c)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	250,000	246,433 (a)(c)
Danske Bank A/S, Senior Notes (6.259% to 9/22/25 then 1 year Treasury Constant Maturity Rate + 1.180%)	6.259%	9/22/26	6,870,000	6,929,968 (a)(c)
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	5,280,000	5,218,690 (c)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	1,610,000	1,414,185 (c)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. Term SOFR + 1.808%)	4.041%	3/13/28	3,480,000	3,407,748 (c)
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	6,190,000	5,805,774 (c)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	3,150,000	3,152,328 (a)
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	9,560,000	7,927,737 (c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	7,900,000	7,833,205 (c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	6,130,000	5,402,552 (c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	4,650,000	3,923,551 (c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then 3 mo. Term SOFR + 2.460%)	3.109%	4/22/41	5,150,000	3,820,345 (c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	1,420,000	$940,683 (c)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then 3 mo. Term SOFR + 3.790%)	4.493%	3/24/31	7,560,000	7,368,917 (c)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	410,000	372,704
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	1,590,000	1,584,680 (c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	1,860,000	1,828,602 (c)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	5,480,000	5,576,778 (c)
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	4,980,000	4,582,674
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	1,960,000	1,936,281
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	229,000	191,829 (a)
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	2,050,000	2,019,128
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	1,490,000	1,412,278
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	3,810,000	3,873,469 (c)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	3,830,000	3,917,182 (c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	2,790,000	2,845,211 (c)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	4,500,000	4,366,687
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	3,180,000	3,084,432
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	8,680,000	8,177,082 (c)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. Term SOFR + 1.432%)	2.879%	10/30/30	3,860,000	3,483,433 (c)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	5,770,000	$5,059,824 (c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	6,620,000	6,411,076 (c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	23,690,000	21,056,444 (c)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	3,940,000	3,936,280 (c)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	1,310,000	1,330,384 (c)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	4,440,000	4,150,202
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	7,200,000	6,067,125
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	5,844,000	5,070,813
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	3,515,000	2,966,744
Total Banks				423,597,748
Capital Markets — 2.7%
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	2,500,000	2,626,057 (c)
Credit Suisse AG AT1 Claim	—	—	61,000,000	0 *(d)(e)(f)
Goldman Sachs Capital II, Ltd. GTD (3 mo. Term SOFR + 1.029%)	5.528%	1/31/25	303,000	256,816 (b)(c)
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	450,000	449,753
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	8,433,000	8,252,055
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	7,050,000	6,247,292
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	4,800,000	5,057,924
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	5,434,000	4,814,874
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	8,400,000	7,161,231 (c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	2,000,000	$1,691,363 (c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	2,580,000	1,793,819 (c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	3,096,000	2,257,702 (c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	5,790,000	5,631,207 (c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	4,985,000	4,796,978 (c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	5,840,000	5,685,471 (c)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	304,000	325,747
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	5,741,000	5,301,134
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	1,398,000	1,342,128 (a)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	9,290,000	9,208,420 (c)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	2,020,000	1,693,481 (c)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	10,750,000	9,555,180 (c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	6,560,000	6,095,555 (c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	11,343,000	10,942,724 (c)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. Term SOFR + 1.890%)	4.431%	1/23/30	1,160,000	1,129,546 (c)
UBS AG, Senior Notes	7.950%	1/9/25	28,290,000	28,303,692
UBS AG, Senior Notes	7.500%	2/15/28	10,240,000	10,967,854
UBS AG, Senior Notes	4.500%	6/26/48	4,463,000	3,795,223
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	2,550,000	$2,662,720 (a)(b)(c)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	9,700,000	10,510,641 (a)(b)(c)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	3,480,000	3,996,540 (a)(b)(c)
UBS Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	2,415,000	2,386,661 (a)(c)
UBS Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	2,660,000	2,314,727 (a)(c)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	1,180,000	1,115,504 (a)(c)
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	9,390,000	9,369,991 (a)(c)
UBS Group AG, Senior Notes (4.751% to 5/12/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.751%	5/12/28	5,230,000	5,200,100 (a)(c)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	3,510,000	4,240,581 (a)(c)
Total Capital Markets				187,180,691
Consumer Finance — 0.0%††
American Express Co., Senior Notes	4.050%	5/3/29	1,690,000	1,650,398
Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	12,550,000	12,023,285
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	8,310,000	7,698,437
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	6,460,000	5,631,038
Ahold Lease USA Inc. Pass-Through- Trust, Senior Secured Notes	8.620%	1/2/25	12,137	12,137
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	156,000	164,232
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	4,600,000	3,845,897
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
ILFC E-Capital Trust II, Ltd. GTD (3 mo. Term SOFR + 2.062%)	6.540%	12/21/65	2,870,000	$2,409,779 (a)(c)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	4,810,000	4,947,069 (a)
Mastercard Inc., Senior Notes	3.850%	3/26/50	2,760,000	2,138,489
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	2,070,000	1,814,643
Visa Inc., Senior Notes	4.300%	12/14/45	3,330,000	2,853,365
Total Financial Services				43,538,371
Insurance — 0.4%
Aon North America Inc., Senior Notes	5.450%	3/1/34	9,110,000	9,100,455
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	374,000	290,670
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	5,940,000	5,842,508 (a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	6,080,000	6,646,571 (a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	2,653,000	2,717,144
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	2,360,000	2,322,521 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	2,965,000	2,654,313 (a)
Total Insurance				29,574,182

Total Financials				685,541,390
Health Care — 3.9%
Biotechnology — 0.5%
AbbVie Inc., Senior Notes	4.800%	3/15/29	8,350,000	8,345,917
AbbVie Inc., Senior Notes	3.200%	11/21/29	10,780,000	10,010,215
AbbVie Inc., Senior Notes	4.950%	3/15/31	5,050,000	5,050,312
AbbVie Inc., Senior Notes	5.050%	3/15/34	4,370,000	4,319,190
AbbVie Inc., Senior Notes	4.550%	3/15/35	140,000	131,713
AbbVie Inc., Senior Notes	4.875%	11/14/48	1,365,000	1,227,247
AbbVie Inc., Senior Notes	4.250%	11/21/49	4,416,000	3,594,173
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	4,205,000	3,709,508
Total Biotechnology				36,388,275
Health Care Equipment & Supplies — 0.5%
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	865,000	749,459
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	4,440,000	4,492,365 (a)
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	7,090,000	4,222,374 (a)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Equipment & Supplies — continued
Solventum Corp., Senior Notes	5.400%	3/1/29	5,290,000	$5,305,352 (a)
Solventum Corp., Senior Notes	5.450%	3/13/31	5,240,000	5,243,453 (a)
Solventum Corp., Senior Notes	5.600%	3/23/34	6,770,000	6,739,573 (a)
Solventum Corp., Senior Notes	5.900%	4/30/54	5,450,000	5,305,427 (a)
Total Health Care Equipment & Supplies				32,058,003
Health Care Providers & Services — 1.4%
Centene Corp., Senior Notes	4.250%	12/15/27	6,294,000	6,101,711
Centene Corp., Senior Notes	3.375%	2/15/30	1,440,000	1,283,479
Centene Corp., Senior Notes	3.000%	10/15/30	1,400,000	1,208,931
Centene Corp., Senior Notes	2.625%	8/1/31	1,430,000	1,178,550
Cigna Group, Senior Notes	4.375%	10/15/28	5,510,000	5,403,804
Cigna Group, Senior Notes	4.800%	8/15/38	6,762,000	6,136,196
CommonSpirit Health, Secured Notes	4.350%	11/1/42	410,000	343,379
CVS Health Corp., Senior Notes	3.875%	7/20/25	2,043,000	2,030,499
CVS Health Corp., Senior Notes	3.625%	4/1/27	3,030,000	2,940,931
CVS Health Corp., Senior Notes	4.300%	3/25/28	7,420,000	7,193,111
CVS Health Corp., Senior Notes	3.750%	4/1/30	8,560,000	7,844,739
CVS Health Corp., Senior Notes	2.125%	9/15/31	5,230,000	4,195,354
CVS Health Corp., Senior Notes	4.125%	4/1/40	1,673,000	1,308,167
CVS Health Corp., Senior Notes	5.125%	7/20/45	3,270,000	2,750,742
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	893,930	896,400
CVS Pass-Through Trust, Secured Trust	6.036%	12/10/28	3,943,660	3,966,159
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	636,623	649,608
Elevance Health Inc., Senior Notes	4.100%	5/15/32	3,100,000	2,867,691
Elevance Health Inc., Senior Notes	4.375%	12/1/47	3,080,000	2,485,308
HCA Inc., Senior Notes	5.375%	2/1/25	3,542,000	3,542,823
HCA Inc., Senior Notes	7.690%	6/15/25	723,000	731,648
HCA Inc., Senior Notes	5.500%	6/15/47	920,000	836,458
HCA Inc., Senior Notes	7.500%	11/15/95	15,410,000	16,251,528
Humana Inc., Senior Notes	3.950%	3/15/27	430,000	421,909
Humana Inc., Senior Notes	2.150%	2/3/32	3,750,000	2,988,993
Humana Inc., Senior Notes	4.625%	12/1/42	270,000	222,674
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	5,070,000	4,371,273
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	3,560,000	3,355,819
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	570,000	570,550
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	2,870,000	2,305,078
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	1,080,000	670,162
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	4,755,000	3,370,283
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	1,570,000	$936,615
Total Health Care Providers & Services				101,360,572
Pharmaceuticals — 1.5%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	5,181,000	4,970,294 (a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	36,000	29,749 (a)
Bausch Health Cos. Inc., Senior Notes	5.000%	2/15/29	12,974,000	7,726,353 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	16,901,000	10,499,746 (a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	590,000	576,021 (a)
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	4,020,000	4,046,913
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	6,250,000	6,245,153
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	1,520,000	1,475,595
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	1,700,000	1,637,638
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	6,310,000	6,118,997
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	1,400,000	1,287,558
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	5,620,000	5,139,771
Johnson & Johnson, Senior Notes	3.625%	3/3/37	3,540,000	3,070,961
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	3,580,000	2,172,130
Pfizer Inc., Senior Notes	1.700%	5/28/30	4,350,000	3,707,640
Pfizer Inc., Senior Notes	7.200%	3/15/39	5,000	5,850
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	2,420,000	2,427,253
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	20,910,000	20,438,477
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	2,560,000	2,864,407
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	21,910,000	15,780,559
Wyeth LLC, Senior Notes	5.950%	4/1/37	2,588,000	2,704,042
Total Pharmaceuticals				102,925,107

Total Health Care				272,731,957
Industrials — 2.5%
Aerospace & Defense — 1.2%
Boeing Co., Senior Notes	2.196%	2/4/26	8,440,000	8,189,848
Boeing Co., Senior Notes	3.100%	5/1/26	3,720,000	3,629,172
Boeing Co., Senior Notes	2.700%	2/1/27	5,050,000	4,817,169
Boeing Co., Senior Notes	2.800%	3/1/27	4,740,000	4,519,712
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Aerospace & Defense — continued
Boeing Co., Senior Notes	3.200%	3/1/29	3,580,000	$3,301,008
Boeing Co., Senior Notes	3.250%	2/1/35	1,094,000	871,803
Boeing Co., Senior Notes	3.550%	3/1/38	2,720,000	2,065,035
Boeing Co., Senior Notes	3.750%	2/1/50	1,280,000	874,179
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,045,000	913,045
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	2,028,000	1,932,998
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	1,090,000	1,001,885
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	2,640,000	2,453,046
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	10,540,000	8,429,065
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	1,570,000	1,458,002
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	2,955,000	2,952,656
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	1,560,000	1,491,766
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	9,770,000	9,165,282
RTX Corp., Senior Notes	4.125%	11/16/28	4,540,000	4,421,435
RTX Corp., Senior Notes	2.250%	7/1/30	5,160,000	4,489,480
RTX Corp., Senior Notes	6.000%	3/15/31	3,930,000	4,123,732
RTX Corp., Senior Notes	4.500%	6/1/42	4,629,000	4,000,021
RTX Corp., Senior Notes	3.030%	3/15/52	5,670,000	3,589,237
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	4,350,000	4,394,699 (a)
Total Aerospace & Defense				83,084,275
Air Freight & Logistics — 0.1%
DP World Ltd., Senior Notes	5.625%	9/25/48	9,990,000	9,469,726 (a)
Commercial Services & Supplies — 0.1%
Waste Connections Inc., Senior Notes	5.000%	3/1/34	4,790,000	4,677,710
Electrical Equipment — 0.0%††
Eaton Corp., Senior Notes	4.150%	11/2/42	1,750,000	1,477,083
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	2,120,000	1,323,469
Union Pacific Corp., Senior Notes	2.891%	4/6/36	9,460,000	7,634,823
Union Pacific Corp., Senior Notes	3.839%	3/20/60	2,130,000	1,524,693
Union Pacific Corp., Senior Notes	3.750%	2/5/70	5,105,000	3,411,601
Total Ground Transportation				13,894,586
Industrial Conglomerates — 0.0%††
Honeywell International Inc., Senior Notes	5.000%	3/1/35	3,360,000	3,294,407
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — 0.6%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	4,100,000	$4,307,289 (a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	8,910,000	9,108,524
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	5,567,000	5,533,838 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	2,390,000	2,358,758 (a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	3,075,000	3,096,595 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	11,735,997	9,154,078 *(a)(g)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	9,000,000	8,564,367 (a)
Total Passenger Airlines				42,123,449
Professional Services — 0.1%
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	4,450,000	4,523,764 (a)
Trading Companies & Distributors — 0.2%
Air Lease Corp., Senior Notes	5.300%	2/1/28	3,870,000	3,903,794
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	1,620,000	1,420,237
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	6,840,000	6,795,053 (a)
Total Trading Companies & Distributors				12,119,084

Total Industrials				174,664,084
Information Technology — 1.0%
IT Services — 0.0%††
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	3,740,000	3,806,897 (a)
Semiconductors & Semiconductor Equipment — 0.7%
Broadcom Inc., Senior Notes	4.150%	11/15/30	1,207,000	1,155,419
Broadcom Inc., Senior Notes	3.137%	11/15/35	10,210,000	8,342,536 (a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	154,000	124,118 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	1,255,000	1,194,449 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	7,680,000	7,792,666 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	7,010,000	6,864,805 (a)
Intel Corp., Senior Notes	4.750%	3/25/50	7,465,000	5,777,363
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Semiconductors & Semiconductor Equipment — continued
Intel Corp., Senior Notes	3.050%	8/12/51	610,000	$348,233
Micron Technology Inc., Senior Notes	5.300%	1/15/31	3,470,000	3,467,775
Micron Technology Inc., Senior Notes	5.875%	2/9/33	2,791,000	2,859,719
NVIDIA Corp., Senior Notes	3.700%	4/1/60	3,770,000	2,785,077
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	6,810,000	6,764,073
Total Semiconductors & Semiconductor Equipment				47,476,233
Software — 0.3%
Microsoft Corp., Senior Notes	2.921%	3/17/52	3,247,000	2,146,970
Oracle Corp., Senior Notes	2.950%	4/1/30	2,670,000	2,411,289
Oracle Corp., Senior Notes	4.650%	5/6/30	4,800,000	4,731,955
Oracle Corp., Senior Notes	2.875%	3/25/31	7,520,000	6,620,550
Oracle Corp., Senior Notes	3.600%	4/1/50	810,000	567,960
Oracle Corp., Senior Notes	5.375%	9/27/54	3,990,000	3,681,004
Total Software				20,159,728

Total Information Technology				71,442,858
Materials — 1.2%
Chemicals — 0.3%
MEGlobal BV, Senior Notes	4.250%	11/3/26	5,690,000	5,568,071 (a)
OCP SA, Senior Notes	6.750%	5/2/34	9,390,000	9,582,143 (a)
OCP SA, Senior Notes	5.125%	6/23/51	4,360,000	3,299,893 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	1,930,000	1,823,294 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	3,859,000	3,172,891 (a)
Total Chemicals				23,446,292
Metals & Mining — 0.8%
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	3,065,000	3,041,921 (a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	6,475,000	6,302,751 (a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	2,964,000	2,916,268
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	2,830,000	2,790,240
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	1,950,000	1,824,645
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	3,170,000	3,375,098 (a)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	210,000	$209,785 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	200,000	206,129 (a)
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	4,870,000	4,724,604
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	6,592,000	6,164,528
Glencore Finance Canada Ltd., Senior Notes	6.000%	11/15/41	1,270,000	1,260,228 (a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	30,000	29,427 (a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	10,410,000	9,418,780
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	641,000	626,567
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	10,350,000	10,177,142
Total Metals & Mining				53,068,113
Paper & Forest Products — 0.1%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	11,450,000	10,112,510

Total Materials				86,626,915
Real Estate — 0.1%
Hotel & Resort REITs — 0.1%
Service Properties Trust, Senior Notes	8.375%	6/15/29	4,110,000	3,977,485
Retail REITs — 0.0%††
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	600,000	482,681 (a)

Total Real Estate				4,460,166
Utilities — 0.5%
Electric Utilities — 0.5%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	3,980,000	3,380,570 (a)
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	1,100,000	1,077,751
Exelon Corp., Senior Notes	5.625%	6/15/35	3,426,000	3,443,343
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	6,522,000	6,355,867
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	5,674,000	4,843,079
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	4,340,000	4,050,047
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	3,850,000	3,294,337
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	1,720,000	1,288,316
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	4,040,000	2,770,989
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Progress Energy Inc., Senior Notes	6.000%	12/1/39	4,800,000	$4,871,877
Total Electric Utilities				35,376,176
Multi-Utilities — 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	880,000	819,310
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	380,000	296,245
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	2,350,000	2,625,283
Total Multi-Utilities				3,740,838

Total Utilities				39,117,014
Total Corporate Bonds & Notes (Cost — $2,608,142,083)				2,404,326,005
Mortgage-Backed Securities — 33.9%
FHLMC — 7.4%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	2/1/26- 9/1/52	1,294,787	1,268,339
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	8/1/33- 2/1/52	21,918,584	20,123,157
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	10/1/40- 11/1/51	234,150,678	192,938,665
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40- 11/1/41	40,874,846	32,693,411
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/47	275,123	262,881
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	1/1/50	935,182	815,494
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/50- 2/1/52	156,812,204	130,145,362
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	1/1/53- 4/1/54	41,212,665	40,947,741
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	5/1/53	16,924,869	17,491,707
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	7/1/53- 9/1/53	20,740,014	21,097,605
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.628%)	3.008%	11/1/48	24,019,000	23,149,882 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	9/1/25- 1/1/40	305,523	306,549
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33- 3/1/45	9,906,479	9,116,629
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/43- 5/1/47	29,408,168	$25,606,111
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	8/1/47	165,856	154,073
Total FHLMC				516,117,606
FNMA — 19.5%
Federal National Mortgage Association (FNMA)	6.500%	2/1/29- 1/1/53	13,398,663	13,844,936
Federal National Mortgage Association (FNMA)	6.000%	5/1/29- 7/1/53	22,780,670	23,162,163
Federal National Mortgage Association (FNMA)	7.000%	8/1/29- 12/1/37	110,618	114,658
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	552	569
Federal National Mortgage Association (FNMA)	3.500%	9/1/33- 4/1/52	39,235,751	35,779,205
Federal National Mortgage Association (FNMA)	5.000%	10/1/33- 7/1/53	39,238,519	38,627,904
Federal National Mortgage Association (FNMA)	3.000%	7/1/35- 3/1/52	172,528,884	152,600,391
Federal National Mortgage Association (FNMA)	5.500%	5/1/37- 9/1/56	49,146,437	49,298,636
Federal National Mortgage Association (FNMA)	2.500%	3/1/38- 2/1/52	133,711,860	113,044,896
Federal National Mortgage Association (FNMA)	2.000%	8/1/40- 3/1/52	175,053,845	141,054,257
Federal National Mortgage Association (FNMA)	1.500%	4/1/41- 1/1/42	8,186,275	6,488,425
Federal National Mortgage Association (FNMA)	4.500%	10/1/41- 8/1/58	16,559,410	15,750,895
Federal National Mortgage Association (FNMA)	4.000%	4/1/42- 1/1/57	27,064,882	24,952,597
Federal National Mortgage Association (FNMA)	2.000%	1/1/55	29,900,000	23,268,274 (h)
Federal National Mortgage Association (FNMA)	2.500%	1/1/55	61,300,000	49,935,555 (h)
Federal National Mortgage Association (FNMA)	3.000%	1/1/55	170,200,000	144,576,923 (h)
Federal National Mortgage Association (FNMA)	3.500%	1/1/55	84,400,000	74,657,964 (h)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	4.000%	1/1/55	98,000,000	$89,624,391 (h)
Federal National Mortgage Association (FNMA)	4.500%	1/1/55	73,200,000	68,854,012 (h)
Federal National Mortgage Association (FNMA)	5.000%	1/1/55	56,500,000	54,535,542 (h)
Federal National Mortgage Association (FNMA)	5.500%	1/1/55	57,300,000	56,549,644 (h)
Federal National Mortgage Association (FNMA)	6.000%	1/1/55	111,900,000	112,433,274 (h)
Federal National Mortgage Association (FNMA)	6.500%	1/1/55	80,300,000	81,968,734 (h)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.829%)	6.754%	11/1/35	5,863	6,005 (c)
Total FNMA				1,371,129,850
GNMA — 7.0%
Government National Mortgage Association (GNMA)	6.500%	4/15/28- 1/15/39	731,979	754,011
Government National Mortgage Association (GNMA)	7.000%	8/15/28- 7/15/31	12,237	12,728
Government National Mortgage Association (GNMA)	6.000%	1/15/29- 2/15/37	2,303,744	2,358,369
Government National Mortgage Association (GNMA)	7.500%	12/15/30- 9/15/31	3,859	3,871
Government National Mortgage Association (GNMA)	8.000%	12/15/30	5,665	5,682
Government National Mortgage Association (GNMA)	5.500%	7/15/33- 6/15/36	1,938,195	1,978,245
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	20,781,400	18,475,585
Government National Mortgage Association (GNMA)	4.000%	4/15/47- 3/15/50	17,116,808	16,326,735
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 5/15/50	7,034,193	6,357,257
Government National Mortgage Association (GNMA) II	5.000%	7/20/40- 5/20/53	28,878,568	28,250,937
Government National Mortgage Association (GNMA) II	4.500%	7/20/41- 9/20/52	34,682,402	32,943,724
Government National Mortgage Association (GNMA) II	3.500%	10/20/45- 6/20/52	36,122,875	32,171,091
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

GNMA — continued
Government National Mortgage Association (GNMA) II	4.000%	10/20/49- 6/20/52	13,461,327	$12,469,277
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 3/20/52	30,733,491	26,337,414
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 12/20/51	36,192,938	30,000,638
Government National Mortgage Association (GNMA) II	2.000%	2/20/51	33,071,952	25,892,783
Government National Mortgage Association (GNMA) II	5.500%	7/20/53- 8/20/53	19,614,236	19,552,813
Government National Mortgage Association (GNMA) II	6.000%	7/20/53- 1/20/54	55,345,077	56,278,743
Government National Mortgage Association (GNMA) II	2.000%	1/20/55	2,400,000	1,919,812 (h)
Government National Mortgage Association (GNMA) II	2.500%	1/20/55	12,300,000	10,273,383 (h)
Government National Mortgage Association (GNMA) II	3.000%	1/20/55	2,800,000	2,428,344 (h)
Government National Mortgage Association (GNMA) II	3.500%	1/20/55	3,400,000	3,039,423 (h)
Government National Mortgage Association (GNMA) II	4.500%	1/20/55	41,400,000	39,135,937 (h)
Government National Mortgage Association (GNMA) II	5.500%	1/20/55	37,000,000	36,699,899 (h)
Government National Mortgage Association (GNMA) II	6.000%	1/20/55	23,800,000	23,959,906 (h)
Government National Mortgage Association (GNMA) II	6.500%	1/20/55	64,700,000	65,818,031 (h)
Total GNMA				493,444,638

Total Mortgage-Backed Securities (Cost — $2,541,632,028)				2,380,692,094
Collateralized Mortgage Obligations(i) — 18.2%
245 Park Avenue Trust, 2017-245P A	3.508%	6/5/37	9,410,000	8,987,139 (a)
280 Park Avenue Mortgage Trust, 2017- 280P E (1 mo. Term SOFR + 2.419%)	6.902%	9/15/34	880,000	831,107 (a)(c)
280 Park Avenue Mortgage Trust, 2017- 280P F (1 mo. Term SOFR + 3.127%)	7.610%	9/15/34	1,780,000	1,667,885 (a)(c)
Alternative Loan Trust, 2006-6CB 1A4	5.500%	5/25/36	2,424,147	1,957,333
Alternative Loan Trust, 2006-18CB A6 PAC (-4.000 x 1 mo. Term SOFR + 28.142%)	10.787%	7/25/36	4,400,127	3,546,888 (c)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Alternative Loan Trust, 2006-23CB 2A6, PAC (-4.000 x 1 mo. Term SOFR + 27.942%)	10.587%	8/25/36	2,362,715	$1,073,682 (c)
Alternative Loan Trust, 2006-43CB 3A3, IO (-1.000 x 1 mo. Term SOFR + 6.516%)	2.177%	2/25/37	10,269,635	1,055,084 (c)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. Term SOFR + 0.314%)	4.685%	7/20/46	192,178	160,360 (c)
Angel Oak Mortgage Trust, 2023-1 A1	4.750%	9/26/67	21,669,639	21,347,242 (a)
Angel Oak Mortgage Trust, 2024-2 A1	5.985%	1/25/69	9,298,381	9,329,194 (a)
Angel Oak Mortgage Trust I LLC, 2019-2 B1	5.016%	3/25/49	11,647,000	11,612,796 (a)(c)
Banc of America Funding Trust, 2015-R2 3A2 (1 mo. Term SOFR + 0.374%)	4.713%	4/29/37	3,890,597	3,868,000 (a)(c)
BANK, 2023-5YR1 A2	5.779%	4/15/56	5,300,000	5,391,567
BBCMS Trust, 2018-CBM D (1 mo. Term SOFR + 2.688%)	7.086%	7/15/37	16,390,000	15,331,770 (a)(c)
BCAP LLC Trust, 2010-RR9 6A2	6.000%	10/26/35	6,594,593	5,189,582 (a)(c)
Bear Stearns Asset Backed Securities Trust, 2004-AC6 A1	5.750%	11/25/34	1,349,815	1,186,399
Bear Stearns Asset Backed Securities Trust, 2006-AC4 A2 (-4.333 x 1 mo. Term SOFR + 35.754%)	16.954%	7/25/36	1,186,755	1,325,020 (c)
Bear Stearns Mortgage Funding Trust, 2007-AR2 A1 (1 mo. Term SOFR + 0.454%)	4.793%	3/25/37	6,986,890	6,498,112 (c)
Benchmark Mortgage Trust, 2019-B12 WMA	4.246%	8/15/52	5,000,000	4,426,454 (a)(c)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	13,500,000	10,182,685 (c)
Benchmark Mortgage Trust, 2023-V2 A3	5.812%	5/15/55	7,000,000	7,148,296 (c)
BHMS Mortgage Trust, 2018-MZB (1 mo. Term SOFR + 6.934%)	11.331%	7/15/25	35,420,000	34,756,938 (a)(c)
BIG Commercial Mortgage Trust, 2022- BIG F (1 mo. Term SOFR + 5.436%)	9.833%	2/15/39	8,160,000	8,190,118 (a)(c)
BX Commercial Mortgage Trust, 2021- XL2 J (1 mo. Term SOFR + 4.004%)	8.401%	10/15/38	7,000,000	6,870,967 (a)(c)
BX Commercial Mortgage Trust, 2022- LP2 G (1 mo. Term SOFR + 4.106%)	8.503%	2/15/39	12,754,000	12,737,512 (a)(c)
BX Commercial Mortgage Trust, 2024- BIO2 D	7.713%	8/13/41	6,000,000	5,901,787 (a)(c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
BX Trust, 2022-PSB A (1 mo. Term SOFR + 2.451%)	6.848%	8/15/39	9,151,097	$9,205,345 (a)(c)
BX Trust, 2024-VLT4 E (1 mo. Term SOFR + 2.889%)	7.286%	7/15/29	2,300,000	2,316,014 (a)(c)
CD Mortgage Trust, 2017-CD3 A4	3.631%	2/10/50	4,000,000	3,783,049
Chevy Chase Funding LLC Mortgage- Backed Certificates Series, 2005-4A A1 (1 mo. Term SOFR + 0.314%)	4.653%	10/25/36	184,583	167,592 (a)(c)
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	9,194,000	8,369,427 (c)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	3.161%	8/25/35	31,664	25,267 (c)
COLT Mortgage Loan Trust, 2022-6 A1	4.650%	6/27/67	11,402,256	11,230,924 (a)
Commercial Mortgage Trust, 2015-DC1 B	4.035%	2/10/48	7,160,000	6,764,888 (c)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	10,640,000	8,755,362 (a)
Commercial Mortgage Trust, 2020-CX B	2.446%	11/10/46	5,000,000	4,065,534 (a)
CSMC Trust, 2014-USA A2	3.953%	9/15/37	11,220,000	10,141,152 (a)
CSMC Trust, 2014-USA E	4.373%	9/15/37	11,470,000	6,429,569 (a)
CSMC Trust, 2017-CHOP G (PRIME + 2.294%)	10.044%	7/15/32	13,456,000	12,666,632 (a)(c)
CSMC Trust, 2020-FACT F (1 mo. Term SOFR + 6.771%)	11.169%	10/15/37	5,740,000	4,947,989 (a)(c)
CSMC Trust, 2020-RPL6 A1	3.458%	3/25/59	23,094,040	23,078,511 (a)(c)
CSMC Trust, 2021-RPL1 A1	4.068%	9/27/60	10,170,042	10,153,133 (a)(c)
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	8.342%	1/9/25	33,000,000	24,954,920 (a)(c)
DTP Commercial Mortgage Trust, 2023- STE2 A	5.843%	1/15/41	3,110,000	3,147,135 (a)(c)
Extended Stay America Trust, 2021-ESH A (1 mo. Term SOFR + 1.194%)	5.591%	7/15/38	4,007,598	4,012,860 (a)(c)
Extended Stay America Trust, 2021-ESH E (1 mo. Term SOFR + 2.964%)	7.361%	7/15/38	6,517,852	6,560,570 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020- RR02 BX, IO	1.666%	8/27/28	15,503,008	773,026 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020- RR07 AX, IO	2.468%	9/27/28	34,072,000	2,516,599 (c)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2020-ML07 XUS, IO	2.001%	10/25/36	32,588,762	$4,301,717 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019-RR01 X, IO	1.534%	6/25/28	23,500,000	1,000,818 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K095 XAM, IO	1.242%	6/25/29	6,300,000	314,256 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K101 X1, IO	0.832%	10/25/29	27,373,964	908,150 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K104 XAM, IO	1.379%	1/25/30	16,296,000	991,713 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K106 X1, IO	1.317%	1/25/30	35,104,314	1,945,902 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K123 X1, IO	0.768%	12/25/30	35,676,656	1,291,727 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K133 X1, IO	0.346%	9/25/31	97,854,614	1,915,925 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K137 X1, IO	0.197%	11/25/31	28,903,913	311,850 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K146 X1, IO	0.230%	6/25/32	106,947,868	1,770,864 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K147 X1, IO	0.359%	6/25/32	28,599,157	701,981 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K149 X1, IO	0.265%	8/25/32	145,851,557	2,885,352 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K159 X1, IO	0.121%	11/25/33	21,065,384	197,056 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K737 X1, IO	0.613%	10/25/26	38,128,983	364,746 (c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K742 X1, IO	0.771%	3/25/28	20,253,350	$310,133 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K743 X1, IO	0.915%	5/25/28	75,042,970	1,992,203 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K-1518 X1, IO	0.862%	10/25/35	40,254,775	2,467,875 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1520 X1, IO	0.471%	2/25/36	12,906,727	457,199 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KC05 X1, IO	1.207%	6/25/27	11,348,446	218,884 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	3,929,086	3,954,264
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3422 AI, IO, Step bond (4.650% to 6/1/26 then 5.650%)	0.250%	1/15/38	246,120	2,411
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	1,085,898	1,093,025
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 30 Day Average SOFR + 6.376%)	1.778%	12/15/41	1,754,524	185,112 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 30 Day Average SOFR + 5.936%)	1.338%	8/15/39	1,218,527	106,565 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4146 DI, IO	3.000%	12/15/31	665,468	23,149
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4391 MZ	3.000%	9/15/44	10,468,142	9,111,941
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	6,798,650	5,959,008
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	4,616,160	4,042,231
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	3,966,169	3,375,414
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4991 QV	2.000%	9/25/45	7,246,726	5,826,200
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4992 PI, IO, PAC	2.500%	7/25/50	9,511,194	$1,247,721
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5063 AI, IO	2.000%	1/25/51	19,058,445	2,520,935
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 AP, PAC	2.000%	4/25/41	9,587,566	8,180,853
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5129 KI, IO	4.000%	11/25/49	7,791,839	1,246,011
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5168 CI, IO	4.000%	11/25/51	9,031,549	1,881,520
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5179 GI, IO	2.500%	1/25/52	19,019,032	3,179,497
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5180 IN, IO	3.000%	7/25/51	17,789,504	3,646,124
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 IN, IO	3.000%	1/25/47	4,963,464	682,886
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5206 IJ, IO	4.000%	4/15/48	3,979,005	838,115
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	13,209,410	11,644,374
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5261 IB, IO	3.000%	1/25/50	8,422,426	1,408,299
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5282 GI, IO	4.000%	2/25/50	16,702,528	3,483,761
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5293 KI, IO	2.000%	2/25/51	49,532,598	6,411,990
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5389 IA, IO	2.500%	10/25/51	14,628,413	2,480,405
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5389 IB, IO	2.500%	10/25/51	17,555,441	2,326,192
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5397 IC, IO	3.500%	4/25/52	24,880,163	4,537,982
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	5.869%	12/25/54	5,245,646	5,232,537 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5483 FD (30 Day Average SOFR + 1.300%)	5.869%	12/25/54	4,943,142	4,958,794 (c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA2 B1 (30 Day Average SOFR + 3.400%)	7.969%	8/25/33	10,010,000	$11,193,422 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	7.619%	1/25/34	13,330,000	14,321,046 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	9.234%	6/25/42	16,500,000	17,711,737 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA5 M2 (30 Day Average SOFR + 6.750%)	11.484%	6/25/42	7,600,000	8,550,005 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA6 M1B (30 Day Average SOFR + 3.700%)	8.269%	9/25/42	5,000,000	5,285,226 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-DNA2 B1 (30 Day Average SOFR + 7.600%)	12.160%	4/25/43	5,000,000	5,737,727 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	5,871,707	5,834,010 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2024-1 MT	3.000%	11/25/63	8,950,080	7,249,217
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	89,576	2,690
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 30 Day Average SOFR + 5.986%)	1.388%	8/15/44	3,307,365	327,409 (c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C14, IO	4.000%	11/15/52	3,691,844	955,301
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 390 C17, IO	4.500%	11/15/52	662,697	173,427
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 400 C1, IO	1.500%	2/25/52	6,121,368	581,478
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 400 C9, IO	2.000%	3/25/52	3,929,906	$524,188
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA1 B (30 Day Average SOFR + 9.314%)	13.883%	10/25/27	9,844,729	10,080,205 (c)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1B1 (30 Day Average SOFR + 3.864%)	8.433%	10/25/30	21,245,000	23,206,090 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	8.783%	7/25/39	3,505,261	3,650,676 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2020-R02 2B1 (30 Day Average SOFR + 3.114%)	7.683%	1/25/40	2,450,000	2,511,347 (a)(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	4,672,271	4,386,083
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.822%	6/25/34	10,102,156	340,375 (c)
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	3,073,234	2,659,591
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 30 Day Average SOFR + 6.366%)	1.797%	4/25/40	788,276	83,450 (c)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	2,717,581	2,694,305
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	387,713	391,303
Federal National Mortgage Association (FNMA) REMIC, 2012-46 BA	6.000%	5/25/42	1,424,210	1,466,517
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	2,136,743	2,258,950
Federal National Mortgage Association (FNMA) REMIC, 2012-74 OA, PO	0.000%	3/25/42	112,378	97,298
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	67,243	59,904
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	18,949	128
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	8,825,142	7,818,091
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	1.467%	12/25/42	939,298	$93,244 (c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 30 Day Average SOFR + 6.036%)	1.467%	12/25/42	3,203,130	315,536 (c)
Federal National Mortgage Association (FNMA) REMIC, 2013-26 HI, IO	3.000%	4/25/32	69,715	1,849
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	1,941,802	347,118
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	1.467%	6/25/43	2,244,326	211,990 (c)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 30 Day Average SOFR + 5.836%)	1.267%	12/25/43	4,946,330	475,924 (c)
Federal National Mortgage Association (FNMA) REMIC, 2014-6 Z	2.500%	2/25/44	8,997,101	7,638,184
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	8,490,343	7,024,282
Federal National Mortgage Association (FNMA) REMIC, 2016-23 ST, IO (-1.000 x 30 Day Average SOFR + 5.886%)	1.317%	11/25/45	7,684,165	717,083 (c)
Federal National Mortgage Association (FNMA) REMIC, 2016-61 BS, IO (-1.000 x 30 Day Average SOFR + 5.986%)	1.417%	9/25/46	3,044,270	197,388 (c)
Federal National Mortgage Association (FNMA) REMIC, 2020-37 IM, IO	4.000%	6/25/50	13,849,570	2,843,653
Federal National Mortgage Association (FNMA) REMIC, 2020-45 AI, IO	4.000%	7/25/50	8,377,500	1,646,935
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	27,754,501	21,171,941
Federal National Mortgage Association (FNMA) REMIC, 2020-57 TA	2.000%	4/25/50	23,178,620	19,729,127
Federal National Mortgage Association (FNMA) REMIC, 2020-73 KI, IO	3.000%	10/25/50	7,011,737	1,160,431
Federal National Mortgage Association (FNMA) REMIC, 2021-3 NI, IO	2.500%	2/25/51	12,165,849	1,871,069
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	35,811,497	5,803,038
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Federal National Mortgage Association (FNMA) REMIC, 2021-8 DI, IO, PAC	3.500%	3/25/51	4,115,006	$910,244
Federal National Mortgage Association (FNMA) REMIC, 2021-28 LB	2.000%	4/25/51	7,429,343	5,967,128
Federal National Mortgage Association (FNMA) REMIC, 2021-44 MI, IO	2.500%	7/25/51	12,534,634	2,186,163
Federal National Mortgage Association (FNMA) REMIC, 2021-61 PI, IO, PAC	2.500%	9/25/51	7,925,045	898,542
Federal National Mortgage Association (FNMA) REMIC, 2021-65 JA	2.000%	1/25/46	7,352,515	6,377,952
Federal National Mortgage Association (FNMA) REMIC, 2023-48 IA, IO	2.500%	12/25/50	12,938,991	1,871,397
Federal National Mortgage Association (FNMA) REMIC, 2024-18 IO, IO	4.000%	11/25/49	7,574,974	1,371,248
Federal National Mortgage Association (FNMA) STRIPS, 384 14, IO	5.500%	1/25/40	215,273	37,655
Federal National Mortgage Association (FNMA) STRIPS, 427 C73, IO	3.000%	12/25/48	46,082,872	7,711,642
Federal National Mortgage Association (FNMA) STRIPS, 440 C6, IO	2.000%	10/25/52	2,986,566	382,423
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	96,169	18,209 (c)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	82,470	17,024 (c)
Federal National Mortgage Association (FNMA) STRIPS, 436 C32, IO	2.000%	10/25/52	30,082,038	3,928,199
Federal National Mortgage Association (FNMA) STRIPS, 440 C50, IO	4.500%	10/25/53	53,929,582	12,888,347
First Horizon Alternative Mortgage Securities Trust, 2007-FA3 A1 (1 mo. Term SOFR + 0.444%)	4.783%	6/25/37	6,640,431	1,535,636 (c)
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	680,829,447	2,586,403 (a)
Government National Mortgage Association (GNMA), 2006-16 GS, IO (-1.000 x 1 mo. Term SOFR + 6.876%)	2.505%	4/20/36	254,834	15,219 (c)
Government National Mortgage Association (GNMA), 2007-51 SG, IO (-1.000 x 1 mo. Term SOFR + 6.466%)	2.095%	8/20/37	1,028,295	32,278 (c)
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	18,087,444	18,144,796
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Government National Mortgage Association (GNMA), 2010-118 IO, IO	0.000%	4/16/53	757,663	$8 (c)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.682%	1/16/54	17,020,431	305,515 (c)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.064%	10/16/48	19,441,530	30,513 (c)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.575%	11/16/47	6,943,056	131,952 (c)
Government National Mortgage Association (GNMA), 2013-150 IA, IO	0.000%	11/20/42	742,435	33,705 (c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.536%	6/16/48	233,255	222,021 (c)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	129,832	14
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	263,322	51,717
Government National Mortgage Association (GNMA), 2016-21 ST, IO (-1.000 x 1 mo. Term SOFR + 6.036%)	1.665%	2/20/46	10,204,353	1,078,360 (c)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	1,924,619	391,777
Government National Mortgage Association (GNMA), 2016-113 IO, IO	1.164%	2/16/58	10,354,777	495,730 (c)
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	1.588%	10/16/46	4,366,939	451,562 (c)
Government National Mortgage Association (GNMA), 2016-152 IO, IO	0.766%	8/15/58	14,494,992	566,447 (c)
Government National Mortgage Association (GNMA), 2017-7 IO, IO	0.559%	12/16/58	26,591,538	801,166 (c)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.445%	8/16/58	11,867,547	239,920 (c)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.701%	2/16/57	13,808,949	521,839 (c)
Government National Mortgage Association (GNMA), 2017-53 IO, IO	0.526%	11/16/56	25,565,670	749,363 (c)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.526%	2/16/59	4,730,561	143,093 (c)
Government National Mortgage Association (GNMA), 2017-132 IA, IO	4.500%	9/20/47	1,695,785	322,841
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.504%	4/16/57	27,958,899	$733,941 (c)
Government National Mortgage Association (GNMA), 2017-157 IO, IO	0.520%	12/16/59	14,374,996	474,849 (c)
Government National Mortgage Association (GNMA), 2017-171 IO, IO	0.653%	9/16/59	10,585,075	326,243 (c)
Government National Mortgage Association (GNMA), 2017-H11 IO, IO	1.747%	5/20/67	17,683,890	604,665 (c)
Government National Mortgage Association (GNMA), 2017-H15 KI, IO	2.331%	7/20/67	17,525,254	1,073,410 (c)
Government National Mortgage Association (GNMA), 2017-H18 BI, IO	1.951%	9/20/67	13,163,587	460,907 (c)
Government National Mortgage Association (GNMA), 2017-H20 IB, IO	2.496%	10/20/67	6,533,660	239,218 (c)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	2.976%	11/20/67	1,710,000	63,639 (c)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	2,602,267	2,261,102
Government National Mortgage Association (GNMA), 2018-H17 DI, IO	1.988%	9/20/68	30,734,952	1,353,942 (c)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	3,362,725	2,933,851
Government National Mortgage Association (GNMA), 2019-H16 ID, IO	0.888%	10/20/69	17,476,561	1,061,836 (c)
Government National Mortgage Association (GNMA), 2020-118 IO, IO	0.883%	6/16/62	20,837,669	1,289,898 (c)
Government National Mortgage Association (GNMA), 2020-155 IO, IO	1.271%	9/16/60	19,244,187	1,652,214 (c)
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	24,416,636	18,072,030
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	433,855	80,076
Government National Mortgage Association (GNMA), 2021-63 IO, IO	0.815%	4/16/61	22,821,182	1,322,846 (c)
Government National Mortgage Association (GNMA), 2021-77 LC, PAC	1.250%	7/20/50	1,514,683	1,151,012
Government National Mortgage Association (GNMA), 2021-110 IO, IO	0.874%	11/16/63	11,086,568	732,519 (c)
Government National Mortgage Association (GNMA), 2021-133, IO, IO	0.881%	7/16/63	20,810,743	1,365,618 (c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Government National Mortgage Association (GNMA), 2021-134 CI, IO	1.428%	6/16/61	5,642,612	$436,211 (c)
Government National Mortgage Association (GNMA), 2021-134 HI, IO	1.432%	6/16/61	26,328,301	2,049,521 (c)
Government National Mortgage Association (GNMA), 2021-147 KI, IO	1.144%	6/16/61	27,545,989	2,209,902 (c)
Government National Mortgage Association (GNMA), 2021-159 JI, IO, PAC	2.500%	6/20/51	4,843,090	427,455
Government National Mortgage Association (GNMA), 2021-191 NI, IO	3.000%	10/20/51	1,483,942	285,963
Government National Mortgage Association (GNMA), 2021-218 IO, IO	0.964%	10/16/61	2,776,207	202,005 (c)
Government National Mortgage Association (GNMA), 2022-4 Z	1.900%	3/16/64	2,552,229	1,056,868
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	33,657,663	29,343,791
Government National Mortgage Association (GNMA), 2022-189 PT	2.500%	10/20/51	22,986,151	18,698,802
Government National Mortgage Association (GNMA), 2023-80 IA, IO	4.500%	10/20/47	9,736,346	1,972,998
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	35,514,643	26,829,402
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A (1 mo. Term SOFR + 0.754%)	5.093%	10/25/45	670,031	637,526 (c)
GS Mortgage Securities Corp. II, 2024- 70P E	8.965%	3/10/41	13,125,000	13,368,037 (a)(c)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	9.144%	11/15/32	10,448,000	10,432,056 (a)(c)
GS Mortgage Securities Corp. Trust, 2018-SRP5 A (1 mo. Term SOFR + 1.847%)	6.245%	9/15/31	19,427,222	14,490,279 (a)(c)
GS Mortgage Securities Trust, 2015- GC30 B	4.008%	5/10/50	11,340,000	10,810,806 (c)
GS Mortgage Securities Trust, 2017- GS8 A4	3.469%	11/10/50	5,490,000	5,251,362
GS Mortgage-Backed Securities Trust, 2022-NQM1 A4	4.000%	5/25/62	10,648,998	9,646,657 (a)(c)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
GSR Mortgage Loan Trust, 2005-AR7 1A1	6.959%	11/25/35	501,870	$264,246 (c)
HarborView Mortgage Loan Trust, 2005-3 2A1A (1 mo. Term SOFR + 0.594%)	4.961%	6/19/35	1,008,980	977,002 (c)
HarborView Mortgage Loan Trust, 2005-7 1A1 (11th District Cost of Funds + 1.850%)	4.955%	6/19/45	1,773,900	796,816 (c)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. Term SOFR + 0.294%)	4.661%	11/19/46	84,693	60,950 (c)
HOMES Trust, 2023-NQM1 A1	6.182%	1/25/68	14,359,050	14,407,312 (a)
IndyMac INDX Mortgage Loan Trust, 2005-AR13 1A1	4.239%	8/25/35	98,602	46,166 (c)
IndyMac INDX Mortgage Loan Trust, 2005-AR18 1A1 (1 mo. Term SOFR + 0.734%)	5.073%	10/25/36	35,544,968	14,945,447 (c)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	5,930,000	5,655,680
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	8.443%	5/15/28	10,175,200	8,006,051 (a)(c)
JPMorgan Mortgage Trust, 2022-LTV1 A3	3.519%	7/25/52	11,124,949	9,396,120 (a)(c)
JPMorgan Resecuritization Trust, 2015-1 4A2	4.347%	9/27/36	8,570,418	7,925,091 (a)(c)
Legacy Mortgage Asset Trust, 2021- GS1 A1, Step bond (4.892% to 1/25/25 then 5.892%)	4.892%	10/25/66	18,477,843	18,497,378 (a)
MASTR Adjustable Rate Mortgages Trust, 2004-6 5A1	7.483%	7/25/34	30,021	29,138 (c)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. Term SOFR + 0.324%)	4.663%	4/25/46	60,173	53,175 (c)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. Term SOFR + 0.464%)	4.803%	5/25/35	1,579,998	792,398 (a)(c)
MF1 LLC Trust, 2022-FL10 A (1 mo. Term SOFR + 2.635%)	7.001%	9/17/37	14,187,444	14,222,636 (a)(c)
MHC Commercial Mortgage Trust, 2021-MHC E (1 mo. Term SOFR + 2.215%)	6.612%	4/15/38	127,200	127,363 (a)(c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.711%	7/25/35	450,423	$394,357 (c)
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV3 A1	6.500%	6/25/54	10,642,315	10,802,197 (a)(c)
Mortgage Loan Resecuritization Trust, 2009-RS1 A85 (1 mo. USD LIBOR + 0.340%)	5.300%	4/16/36	18,882,699	18,408,304 (a)(c)
Multifamily Trust, 2016-1 B	7.964%	4/25/46	1,144,018	1,140,540 (a)(c)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2005-AP2 A5	5.476%	5/25/35	44,049	21,497
NRTH Mortgage Trust, 2024-PARK A (1 mo. Term SOFR + 1.641%)	6.038%	3/15/39	3,540,000	3,547,543 (a)(c)
NYMT Loan Trust, 2022-SP1 A1, Step bond (5.250% to 7/1/25, 8.250% to 7/1/26 then 9.250%)	5.250%	7/25/62	17,719,916	17,750,518 (a)
PFP Ltd., 2024-11 A (1 mo. Term SOFR + 1.832%)	6.315%	9/17/39	6,692,755	6,725,338 (a)(c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	15,677,824	13,148,649 (a)
Prime Mortgage Trust, 2006-1 3A2, IO (-1.000 x 1 mo. Term SOFR + 7.036%)	2.697%	6/25/36	5,043,140	473,763 (c)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	22,467,301	18,510,110 (a)(c)
PRKCM Trust, 2023-AFC1 A1	6.598%	2/25/58	26,108,201	26,320,769 (a)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	303,442	103,538
RBSSP Resecuritization Trust, 2009-12 9A2	4.763%	3/25/36	3,637,686	2,489,083 (a)(c)
RCKT Mortgage Trust, 2024-INV1 A1	6.500%	6/25/54	17,629,020	17,872,181 (a)(c)
Reperforming Loan REMIC Trust, 2006-R2 AS, IO	1.279%	7/25/36	4,842,734	158,348 (a)(c)
SCOTT Trust, 2023-SFS A	5.910%	3/10/40	9,300,000	9,450,066 (a)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	7.467%	1/15/27	15,000,000	14,217,212 (a)(c)
Soho Trust, 2021-SOHO B	2.697%	8/10/38	21,410,000	15,348,240 (a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-8 1A1	6.123%	7/25/34	307	297 (c)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. Term SOFR + 0.474%)	4.813%	7/25/46	64,655	54,999 (c)
Structured Asset Mortgage Investments Trust, 2003-AR1 A1 (1 mo. Term SOFR + 0.854%)	5.221%	10/19/33	33,331	31,919 (c)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
SunTrust Alternative Loan Trust, 2006-1F 3A (1 mo. Term SOFR + 0.464%)	4.803%	4/25/36	15,463,796	$3,716,821 (c)
UBS Commercial Mortgage Trust, 2017-C1 A4	3.460%	6/15/50	5,440,000	5,233,026
UBS Commercial Mortgage Trust, 2017-C3 A4	3.426%	8/15/50	6,000,000	5,732,432
UBS Commercial Mortgage Trust, 2018- C11 A3	4.312%	6/15/51	9,606,684	9,514,409
VLS Commercial Mortgage Trust, 2020- LAB A	2.130%	10/10/42	17,345,000	13,930,415 (a)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR9 1A7	6.566%	9/25/33	3,045	3,004 (c)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 x 1 mo. Term SOFR + 5.346%)	1.007%	3/25/37	4,635,330	232,419 (c)
Wells Fargo Commercial Mortgage Trust, 2017-C41 XA, IO	1.152%	11/15/50	29,132,036	762,170 (c)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	7,530,000	7,304,230
Wells Fargo Commercial Mortgage Trust, 2022-JS2 G	3.454%	12/15/39	10,000,000	6,809,198 (a)(c)
Wells Fargo Commercial Mortgage Trust, 2024-C63 A5	5.309%	8/15/57	2,500,000	2,513,074

Total Collateralized Mortgage Obligations (Cost — $1,377,073,876)				1,277,720,210
U.S. Government & Agency Obligations — 9.3%
U.S. Government Obligations — 9.3%
U.S. Treasury Bonds	4.750%	11/15/43	40,000,000	39,507,538 (j)
U.S. Treasury Bonds	3.625%	2/15/44	163,096,000	137,665,745 (j)(k)
U.S. Treasury Bonds	4.625%	5/15/44	1,570,000	1,522,539
U.S. Treasury Bonds	4.125%	8/15/44	19,580,000	17,725,427
U.S. Treasury Bonds	4.625%	11/15/44	2,380,000	2,308,229
U.S. Treasury Bonds	2.875%	8/15/45	70,070,000	51,707,361
U.S. Treasury Bonds	3.000%	2/15/49	26,870,000	19,557,441
U.S. Treasury Bonds	2.000%	2/15/50	2,000,000	1,161,886
U.S. Treasury Bonds	4.750%	11/15/53	33,156,000	32,811,398
U.S. Treasury Bonds	4.250%	2/15/54	16,490,000	15,048,160
U.S. Treasury Bonds	4.625%	5/15/54	24,070,000	23,393,879
U.S. Treasury Bonds	4.250%	8/15/54	35,200,000	32,152,919 (l)
U.S. Treasury Bonds	4.500%	11/15/54	39,130,000	37,313,752
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

U.S. Government Obligations — continued
U.S. Treasury Notes	3.750%	8/31/26	1,370,000	$1,359,371
U.S. Treasury Notes	3.500%	9/30/26	2,540,000	2,508,403
U.S. Treasury Notes	3.750%	8/15/27	10,000	9,875
U.S. Treasury Notes	3.375%	9/15/27	3,240,000	3,166,698
U.S. Treasury Notes	4.125%	11/15/27	8,760,000	8,722,715
U.S. Treasury Notes	4.000%	7/31/29	9,260,000	9,115,403
U.S. Treasury Notes	3.625%	8/31/29	12,370,000	11,980,149
U.S. Treasury Notes	4.125%	10/31/29	6,390,000	6,317,908
U.S. Treasury Notes	3.750%	8/31/31	8,380,000	8,030,659
U.S. Treasury Notes	3.625%	9/30/31	123,520,000	117,405,131
U.S. Treasury Notes	3.875%	8/15/34	29,240,000	27,656,676
U.S. Treasury Notes	4.250%	11/15/34	1,210,000	1,178,558
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	152,060,000	46,445,961 (l)

Total U.S. Government & Agency Obligations (Cost — $790,637,836)				655,773,781
			Face Amount†/ Units
Asset-Backed Securities — 6.7%
AIMCO CLO Ltd., 2024-22A A (3 mo. Term SOFR + 1.500%)	6.117%	4/19/37	7,270,000	7,319,280 (a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A D	3.340%	8/20/26	5,000,000	4,929,079 (a)
Bear Stearns Asset-Backed Securities Trust, 2005-CL1 A1 (1 mo. Term SOFR + 0.614%)	3.014%	9/25/34	332,075	326,562 (c)
BlueMountain CLO Ltd., 2021-31A A1 (3 mo. Term SOFR + 1.412%)	6.029%	4/19/34	970,000	971,397 (a)(c)
CarVal CLO Ltd., 2024-3A A1 (3 mo. Term SOFR + 1.390%)	5.961%	10/20/37	12,090,000	12,123,377 (a)(c)
CIFC Funding Ltd., 2015-4A A1A2 (3 mo. Term SOFR + 1.332%)	5.949%	4/20/34	4,700,000	4,706,623 (a)(c)
CIT Mortgage Loan Trust, 2007-1 1M2 (1 mo. Term SOFR + 1.864%)	6.203%	10/25/37	30,848,750	29,640,287 (a)(c)
CLI Funding LLC, 2024-1A A	5.630%	7/20/49	8,479,695	8,454,394 (a)
College Ave Student Loans LLC, 2019-A A1 (1 mo. Term SOFR + 1.514%)	5.853%	12/28/48	10,182,130	10,215,034 (a)(c)
College Ave Student Loans LLC, 2024-B A1A	5.690%	8/25/54	5,967,562	6,033,769 (a)
Conseco Finance Corp., 1999-3 A9	6.530%	2/1/31	4,697,522	4,115,125 (c)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. Term SOFR + 0.264%)	4.662%	11/15/36	204,014	$185,463 (c)
DB Master Finance LLC, 2021-1A A23	2.791%	11/20/51	12,522,700	10,595,350 (a)
Elmwood CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.520%)	6.137%	4/20/37	10,000,000	10,072,083 (a)(c)
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN (1 mo. Term SOFR + 0.614%)	4.953%	10/25/34	635,746	605,881 (a)(c)
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. Term SOFR + 0.514%)	4.853%	10/25/46	3,684,082	3,365,112 (a)(c)
HalseyPoint CLO Ltd., 2020-3A A1R (3 mo. Term SOFR + 1.480%)	6.069%	7/30/37	10,000,000	10,080,220 (a)(c)
Sagard-Halseypoint CLO Ltd., 2024-8A A1 (3 mo. Term SOFR + 1.390%)	5.704%	1/30/38	7,510,000	7,510,000 (a)(c)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	8,844,621	7,642,789 (a)
Jimmy Johns Funding LLC, 2017-1A A2II	4.846%	7/30/47	6,098,837	5,981,995 (a)
Kings Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.392%)	6.009%	1/21/35	9,910,000	9,937,395 (a)(c)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	17,409,629	13,832,744 (a)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	5,310,566	4,203,148 (a)
Long Beach Mortgage Loan Trust, 2006-9 2A3 (1 mo. Term SOFR + 0.434%)	4.773%	10/25/36	2,968,453	944,739 (c)
Lunar Structured Aircraft Portfolio Notes, 2021-1 A	2.636%	10/15/46	7,914,163	7,239,906 (a)
M&T Equipment Notes, 2024-1A A4	4.940%	8/18/31	9,460,000	9,447,418 (a)
Magnetite Ltd., 2021-29A BR (3 mo. Term SOFR + 1.750%)	6.992%	7/15/37	4,840,000	4,871,895 (a)(c)
Morgan Stanley ABS Capital Inc. Trust, 2003-HE3 M1 (1 mo. Term SOFR + 1.134%)	5.473%	10/25/33	5,877	5,876 (c)
Morgan Stanley Resecuritization Trust, 2015-R7 1BXA	7.060%	2/26/29	9,849,999	8,957,570 (a)(c)
National Collegiate Student Loan Trust, 2005-2 A51 (1 mo. Term SOFR + 0.484%)	4.823%	6/25/33	4,548,846	4,394,819 (c)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
National Collegiate Student Loan Trust, 2006-1 A5 (1 mo. Term SOFR + 0.464%)	4.803%	3/25/33	3,006,132	$2,905,907 (c)
National Collegiate Student Loan Trust, 2006-4 A4 (1 mo. Term SOFR + 0.424%)	4.763%	5/25/32	975,568	955,806 (c)
Navient Private Education Refi Loan Trust, 2020-GA A	1.170%	9/16/69	1,435,969	1,316,761 (a)
Navient Student Loan Trust, 2019-BA B	4.040%	12/15/59	900,000	835,121 (a)
Neuberger Berman CLO Ltd., 2015-20A ARR (3 mo. Term SOFR + 1.422%)	6.078%	7/15/34	3,500,000	3,508,074 (a)(c)
Oak Street Investment Grade Net Lease Fund, 2020-1A A1	1.850%	11/20/50	5,511,470	5,319,697 (a)
Octagon Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.750%)	6.235%	11/16/36	35,500,000	35,696,417 (a)(c)
Option One Mortgage Loan Trust, 2007- FXD2 1A1	5.820%	3/25/37	13,258,934	11,354,063
Origen Manufactured Housing Contract Trust, 2007-A A2	6.836%	4/15/37	3,036,724	2,812,650 (c)
Rad CLO Ltd., 2023-22A A1 (3 mo. Term SOFR + 1.830%)	6.447%	1/20/37	33,000,000	33,347,429 (a)(c)
Renaissance Home Equity Loan Trust, 2003-4 A3 (1 mo. Term SOFR + 1.354%)	5.693%	3/25/34	3,356,682	2,839,373 (c)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	13,327,373	6,250,859
SEB Funding LLC, 2024-1A A2	7.386%	4/30/54	19,060,000	19,519,529 (a)
SMB Private Education Loan Trust, 2015-C R	14.733%	9/18/46	49,649	13,994,030 (a)(m)
SMB Private Education Loan Trust, 2020-A A2B (1 mo. Term SOFR + 0.944%)	5.342%	9/15/37	2,016,583	2,010,013 (a)(c)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	11,707,862	10,055,833 (a)
SMB Private Education Loan Trust, 2024-E A1A	5.090%	10/16/56	16,521,173	16,441,488 (a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	6,737,587	6,196,542 (a)
Store Master Funding, 2023-1A A1	6.190%	6/20/53	6,408,858	6,526,752 (a)
Store Master Funding, 2024-1A A2	5.700%	5/20/54	10,484,933	10,523,952 (a)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. Term SOFR + 0.334%)	4.922%	2/25/36	1,072,631	22,302 (a)(c)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.832%	5/25/31	2,849,699	$2,141,244 (a)(c)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	2,205,021	2,053,311 (a)
Sunrun Demeter Issuer LLC, 2021-2A A	2.270%	1/30/57	24,467,676	20,571,304 (a)
Thrust Engine Leasing DAC, 2021-1A A	4.163%	7/15/40	16,813,984	16,113,600 (a)
Trestles CLO Ltd., 2024-7A A1 (3 mo. Term SOFR + 1.380%)	6.203%	10/25/37	4,120,000	4,133,973 (a)(c)
Trinity Rail Leasing LLC, 2020-2A A2	2.560%	11/19/50	10,708,000	9,907,036 (a)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	3,020,274	2,743,914
Ziply Fiber Issuer LLC, 2024-1A A2	6.640%	4/20/54	10,000,000	10,260,119 (a)

Total Asset-Backed Securities (Cost — $545,761,830)				469,066,429
			Face Amount†
Sovereign Bonds — 5.7%
Argentina — 0.5%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	19,867,105	15,361,245
Argentine Republic Government International Bond, Senior Notes, Step bond (3.500% to 7/9/29 then 4.875%)	3.500%	7/9/41	2,130,000	1,334,804
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	26,255,920	17,571,774 (a)
Total Argentina				34,267,823
Bahamas — 0.0%††
Bahamas Government International Bond, Senior Notes	6.000%	11/21/28	1,610,000	1,541,575 (n)
Brazil — 1.0%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	77,209,000 BRL	10,819,225
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	150,000,000 BRL	22,040,121
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	245,741,000 BRL	30,590,347
Brazilian Government International Bond, Senior Notes	4.750%	1/14/50	11,545,000	7,903,292
Total Brazil				71,352,985
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Colombia — 0.2%
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	18,600,000	$11,788,122
Egypt — 0.1%
Egypt Government International Bond, Senior Notes	7.053%	1/15/32	9,190,000	7,905,927 (n)
Ghana — 0.0%††
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/29	1,241,460	1,074,742 (a)
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/35	1,785,240	1,260,373 (a)
Total Ghana				2,335,115
Israel — 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	8,940,000	7,780,124
Jamaica — 0.2%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	1,610,500,000 JMD	10,912,875
Kenya — 0.2%
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	11,960,000	9,441,478 (a)
Mexico — 2.5%
Mexican Bonos, Senior Notes	7.750%	11/23/34	1,199,430,000 MXN	48,157,859
Mexican Bonos, Senior Notes	7.750%	11/13/42	3,227,926,200 MXN	118,889,321
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	13,450,000	9,424,543
Total Mexico				176,471,723
Nigeria — 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	370,000	351,596 (a)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	7,970,000	7,229,912 (a)
Total Nigeria				7,581,508
Peru — 0.1%
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	26,000	24,421
Peruvian Government International Bond, Senior Notes	2.780%	12/1/60	11,500,000	6,088,100
Total Peru				6,112,521
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Supranational — 0.6%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	3,687,000,000 INR	$43,436,448
Ukraine — 0.1%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	1,693,812	705,092 (n)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/34	1,244,687	704,804 (n)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	1,431,391	849,924 (n)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/35	2,904,271	1,604,610 (n)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	402,826	237,595 (n)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/36	4,148,959	2,252,532 (n)
Total Ukraine				6,354,557
Uruguay — 0.0%††
Uruguay Government International Bond, Senior Notes	7.875%	1/15/33	1	1 (o)

Total Sovereign Bonds (Cost — $471,063,566)				397,282,782
U.S. Treasury Inflation Protected Securities — 2.3%
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	53,102,569	48,864,297
U.S. Treasury Notes, Inflation Indexed	1.875%	7/15/34	113,676,870	110,181,185

Total U.S. Treasury Inflation Protected Securities (Cost — $169,242,087)				159,045,482
			Face Amount†
Senior Loans — 2.2%
Communication Services — 0.1%
Media — 0.1%
Nexstar Media Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	6.971%	9/18/26	4,729,472	4,751,819 (c)(p)(q)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Discretionary — 0.5%
Automobile Components — 0.1%
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.857%	5/6/30	4,291,725	$4,314,793 (c)(p)(q)
Hotels, Restaurants & Leisure — 0.4%
Alterra Mountain Co., Term Loan B6 (1 mo. Term SOFR + 2.750%)	7.107%	8/17/28	2,478,874	2,498,247 (c)(p)(q)
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.250%)	6.607%	2/6/31	5,492,987	5,511,855 (c)(p)(q)
Flutter Entertainment Public Ltd. Co., 2024 Term Loan B (3 mo. Term SOFR + 1.750%)	6.079%	11/30/30	5,340,350	5,335,357 (c)(p)(q)
Four Seasons Hotels Ltd., 2024 Term Loan B2 (1 mo. Term SOFR + 1.750%)	6.107%	11/30/29	4,772,857	4,788,679 (c)(p)(q)
PCI Gaming Authority, 2024 Term Loan B (1 mo. Term SOFR + 2.000%)	6.357%	7/18/31	5,047,283	5,045,517 (c)(p)(q)
Scientific Games International Inc., Term Loan B2 (1 mo. Term SOFR + 2.250%)	6.632%	4/14/29	5,045,441	5,072,484 (c)(p)(q)
Total Hotels, Restaurants & Leisure				28,252,139
Specialty Retail — 0.0%††
Harbor Freight Tools USA Inc., Initial Term Loan	6.857- 7.241%	6/11/31	4,063,945	4,013,918 (c)(p)(q)

Total Consumer Discretionary				36,580,850
Consumer Staples — 0.1%
Beverages — 0.1%
Triton Water Holdings Inc., First Lien Initial Term Loan (PRIME + 3.512%)	7.840%	3/31/28	5,833,474	5,886,734 (c)(p)(q)

Financials — 0.8%
Capital Markets — 0.1%
First Eagle Holdings Inc., Term Loan B2 (3 mo. Term SOFR + 3.000%)	7.329%	3/5/29	5,406,780	5,424,541 (c)(p)(q)
Financial Services — 0.4%
Boost Newco Borrower LLC, Term Loan B1 (3 mo. Term SOFR + 2.500%)	6.829%	1/31/31	3,962,070	3,990,973 (c)(p)(q)
Castlelake Aviation One Designated Activity Co., Initial Term Loan (3 mo. Term SOFR + 2.500%)	6.859%	10/22/26	5,373,172	5,391,306 (c)(p)(q)
Citadel Securities LP, 2024 Term Loan Facility (3 mo. Term SOFR + 2.000%)	6.329%	10/31/31	5,605,148	5,628,074 (c)(p)(q)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	8.079%	4/9/27	5,612,300	$5,501,822 (c)(p)(q)
Setanta Aircraft Leasing DAC, Term Loan B (3 mo. Term SOFR + 1.750%)	6.079%	11/6/28	5,145,000	5,172,577 (c)(p)(q)
TransUnion Intermediate Holdings Inc., 2024 Refinancing Term Loan B8 (1 mo. Term SOFR + 1.750%)	6.107%	6/24/31	5,721,241	5,720,354 (c)(p)(q)
Total Financial Services				31,405,106
Insurance — 0.3%
AmWINS Group Inc., Term Loan (1 mo. Term SOFR + 2.364%)	6.721%	2/19/28	5,096,830	5,118,211 (c)(p)(q)
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	7.721%	7/31/27	3,021,947	3,018,880 (c)(p)(q)
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	8.707%	8/21/28	5,416,561	5,428,179 (c)(p)(q)
Asurion LLC, New Term Loan B12 (1 mo. Term SOFR + 4.250%)	8.607%	9/19/30	6,003,253	5,995,749 (c)(p)(q)
Total Insurance				19,561,019

Total Financials				56,390,666
Health Care — 0.3%
Health Care Providers & Services — 0.1%
Phoenix Guarantor Inc., Term Loan B5 (1 mo. Term SOFR + 2.500%)	6.857%	2/21/31	27,738	27,872 (c)(p)(q)
Sotera Health Holdings LLC, 2024 Refinancing Term Loan (3 mo. Term SOFR + 3.250%)	7.835%	5/30/31	5,905,200	5,927,374 (c)(p)(q)
Total Health Care Providers & Services				5,955,246
Health Care Technology — 0.0%††
Cotiviti Inc., Initial Floating Rate Term Loan (1 mo. Term SOFR + 2.750%)	7.303%	5/1/31	4,251,677	4,280,928 (c)(p)(q)
Pharmaceuticals — 0.2%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	8.429%	10/1/27	7,843,371	7,616,776 (c)(p)(q)
Jazz Financing Lux Sarl, Dollar Term Loan Facility B2 (1 mo. Term SOFR + 2.250%)	6.607%	5/5/28	5,112,341	5,131,512 (c)(p)(q)
Total Pharmaceuticals				12,748,288

Total Health Care				22,984,462
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Industrials — 0.3%
Commercial Services & Supplies — 0.3%
Ali Group North America Corp., Initial Term Loan B (1 mo. Term SOFR + 2.114%)	6.471%	7/30/29	3,786,967	$3,802,228 (c)(p)(q)
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	8.207%	5/12/28	5,162,591	5,185,874 (c)(p)(q)
APi Group DE Inc., 2021 Repricing Term Loan B (1 mo. Term SOFR + 2.000%)	6.357%	1/3/29	4,070,981	4,076,925 (c)(p)(q)
Garda World Security Corp., Tenth Additional Term Loan (1 mo. Term SOFR + 3.500%)	7.897%	2/1/29	5,907,148	5,940,405 (c)(p)(q)
Total Commercial Services & Supplies				19,005,432
Passenger Airlines — 0.0%††
Spirit Airlines Inc., Term Loan	—	11/18/25	4,540,292	4,551,643 (d)(e)(r)

Total Industrials				23,557,075
Information Technology — 0.1%
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp., Term Loan B1 (1 mo. Term SOFR + 2.500%)	6.857%	7/2/29	2,861,643	2,873,562 (c)(p)(q)
Software — 0.0%††
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	8.357%	10/16/26	1,303,551	1,255,587 (c)(p)(q)

Total Information Technology				4,129,149
Total Senior Loans (Cost — $152,918,170)				154,280,755
	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
U.S. Treasury 5-Year Notes Futures, Call @ $106.750	1/3/25	2,656	2,656,000	62,251
U.S. Treasury 5-Year Notes Futures, Call @ $107.000	1/3/25	1,328	1,328,000	10,376
U.S. Treasury 5-Year Notes Futures, Put @ $106.000	1/3/25	1,328	1,328,000	31,126
U.S. Treasury 5-Year Notes Futures, Put @ $106.250	1/3/25	2,656	2,656,000	249,000
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $109.250	1/3/25	3,984	3,984,000	186,750
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus Bond Fund
(Percentages shown based on Fund net assets)
Security		Expiration Date	Contracts	Notional Amount†	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $108.250		1/3/25	3,984	3,984,000	$186,750
U.S. Treasury Long-Term Bonds Futures, Call @ $115.000		1/3/25	2,655	2,655,000	248,906
U.S. Treasury Long-Term Bonds Futures, Put @ $113.000		1/3/25	2,655	2,655,000	290,391

Total Exchange-Traded Purchased Options (Cost — $1,939,523)					1,265,550
	Counterparty
OTC Purchased Options — 0.0%††
U.S. Dollar/Euro, Put @ $1.074 (Cost — $158,279)	BNP Paribas SA	2/24/25	29,042,000	29,042,000	58,809

Total Purchased Options (Cost — $2,097,802)					1,324,359
Total Investments before Short-Term Investments (Cost — $8,658,569,278)					7,899,511,897
		Rate		Shares
Short-Term Investments — 0.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $57,538,768)		4.440%		57,538,768	57,538,768 (s)(t)
Total Investments — 113.3% (Cost — $8,716,108,046)					7,957,050,665
Liabilities in Excess of Other Assets — (13.3)%					(933,821,801)
Total Net Assets — 100.0%					$7,023,228,864

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

 Western Asset Core Plus Bond Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(e)	Security is valued using significant unobservable inputs (Note 1).
(f)	Value is less than $1.
(g)	The coupon payment on this security is currently in default as of December 31, 2024.
(h)	This security is traded on a to-be-announced (“TBA”) basis. At December 31, 2024, the Fund held TBA securities with a total cost of $942,314,637.
(i)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(k)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.
(l)	All or a portion of this security is held at the broker as collateral for OTC derivatives.
(m)	Rate shown is the current yield based on income received over the trailing twelve months.
(n)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(o)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(p)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(q)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(r)	All or a portion of this loan has not settled as of December 31, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(s)	Rate shown is one-day yield as of the end of the reporting period.
(t)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2024, the total market value of investments in Affiliated
Companies was $57,538,768 and the cost was $57,538,768 (Note 8).

See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus Bond Fund
Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
GTD	—	Guaranteed
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
PAC	—	Planned Amortization Class
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At December 31, 2024, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 5-Year Notes Futures, Call	1/3/25	$106.500	1,328	$1,328,000	$(72,626)
U.S. Treasury 5-Year Notes Futures, Call	2/21/25	109.000	2,611	2,611,000	(203,983)
U.S. Treasury 5-Year Notes Futures, Put	1/3/25	106.500	1,328	1,328,000	(332,000)
U.S. Treasury 6 to 7-Year Notes Futures, Call	1/3/25	108.750	1,328	1,328,000	(249,000)
U.S. Treasury 6 to 7-Year Notes Futures, Put	1/3/25	108.750	1,328	1,328,000	(249,000)
U.S. Treasury 10-Year Notes Futures, Call	2/21/25	113.000	1,746	1,746,000	(190,969)
U.S. Treasury 10-Year Notes Futures, Put	2/21/25	108.000	1,815	1,815,000	(1,304,531)
U.S. Treasury Long-Term Bonds Futures, Call	1/3/25	114.000	885	885,000	(290,391)
U.S. Treasury Long-Term Bonds Futures, Put	1/3/25	114.000	885	885,000	(428,672)
Total Exchange-Traded Written Options (Premiums received — $5,071,893)					(3,321,172)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

 Western Asset Core Plus Bond Fund

OTC Written Options
Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount†	Value
U.S. Dollar/Mexican Peso, Put (Premiums received — $459,070)	Bank of America N.A.	2/6/25	19.386 MXN	42,632,809	42,632,809	$(10,063)
Total Written Options (Premiums received — $5,530,963)						$(3,331,235)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:
MXN	—	Mexican Peso
At December 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	1,024	6/25	$244,925,638	$245,312,000	$386,362
3-Month SOFR	8,052	3/26	1,932,476,636	1,933,587,150	1,110,514
U.S. Treasury 5-Year Notes	42,846	3/25	4,579,540,096	4,554,730,748	(24,809,348)
U.S. Treasury Long- Term Bonds	9,204	3/25	1,071,476,678	1,047,817,875	(23,658,803)
United Kingdom Long Gilt Bonds	1,160	3/25	137,844,444	134,198,172	(3,646,272)
					(50,617,547)
Contracts to Sell:
Japanese 10-Year Bonds	211	3/25	190,944,111	190,288,220	655,891
U.S. Treasury 2-Year Notes	9,441	3/25	1,942,884,201	1,941,158,119	1,726,082
U.S. Treasury 10-Year Notes	26,576	3/25	2,925,229,584	2,890,140,000	35,089,584
U.S. Treasury Ultra 10-Year Notes	2,488	3/25	279,787,802	276,945,500	2,842,302
U.S. Treasury Ultra Long-Term Bonds	2,451	3/25	304,931,018	291,439,218	13,491,800
					53,805,659
Net unrealized appreciation on open futures contracts					$3,188,112

See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus Bond Fund
Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At December 31, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	3,340,000	USD	539,380	Citibank N.A.	1/3/25	$938
BRL	39,160,000	USD	6,323,983	Citibank N.A.	1/3/25	11,012
BRL	46,170,000	USD	7,456,034	Citibank N.A.	1/3/25	12,984
BRL	60,320,000	USD	9,741,130	Citibank N.A.	1/3/25	16,963
BRL	73,480,000	USD	11,866,350	Citibank N.A.	1/3/25	20,664
BRL	80,080,000	USD	12,932,190	Citibank N.A.	1/3/25	22,520
BRL	101,640,000	USD	16,413,933	Citibank N.A.	1/3/25	28,583
BRL	115,440,000	USD	18,642,508	Citibank N.A.	1/3/25	32,463
USD	542,935	BRL	3,340,000	Citibank N.A.	1/3/25	2,616
USD	6,538,061	BRL	39,160,000	Citibank N.A.	1/3/25	203,066
USD	7,535,688	BRL	46,170,000	Citibank N.A.	1/3/25	66,670
USD	10,047,909	BRL	60,320,000	Citibank N.A.	1/3/25	289,816
USD	12,235,276	BRL	73,480,000	Citibank N.A.	1/3/25	348,262
USD	12,935,548	BRL	80,080,000	Citibank N.A.	1/3/25	(19,161)
USD	17,102,809	BRL	101,640,000	Citibank N.A.	1/3/25	660,293
USD	18,762,385	BRL	115,440,000	Citibank N.A.	1/3/25	87,414
BRL	36,800,486	USD	5,942,943	Goldman Sachs Group Inc.	1/3/25	10,349
BRL	212,600,920	USD	34,333,110	Goldman Sachs Group Inc.	1/3/25	59,786
BRL	769,031,406	USD	131,633,872	Goldman Sachs Group Inc.	1/3/25	(7,226,048)
USD	6,137,479	BRL	36,800,486	Goldman Sachs Group Inc.	1/3/25	184,188
USD	34,909,839	BRL	212,600,920	Goldman Sachs Group Inc.	1/3/25	516,942
USD	124,191,561	BRL	769,031,406	Goldman Sachs Group Inc.	1/3/25	(216,262)
CNH	85,495,362	USD	11,819,097	Bank of America N.A.	1/16/25	(166,543)
EUR	3,457,332	USD	3,660,761	Bank of America N.A.	1/16/25	(77,201)
EUR	4,420,000	USD	4,644,571	Bank of America N.A.	1/16/25	(63,196)
EUR	4,480,000	USD	4,700,716	Bank of America N.A.	1/16/25	(57,150)
EUR	7,270,000	USD	7,902,199	Bank of America N.A.	1/16/25	(366,769)
EUR	7,270,000	USD	7,904,344	Bank of America N.A.	1/16/25	(368,914)
EUR	10,250,000	USD	11,094,139	Bank of America N.A.	1/16/25	(469,908)
GBP	2,163,225	USD	2,741,215	Bank of America N.A.	1/16/25	(33,445)
GBP	6,580,000	USD	8,335,873	Bank of America N.A.	1/16/25	(99,500)
GBP	8,380,000	USD	10,597,968	Bank of America N.A.	1/16/25	(108,483)
GBP	10,180,000	USD	13,186,307	Bank of America N.A.	1/16/25	(443,711)
GBP	11,390,000	USD	14,379,829	Bank of America N.A.	1/16/25	(122,642)
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

 Western Asset Core Plus Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	11,917,000	USD	15,475,178	Bank of America N.A.	1/16/25	$(558,329)
GBP	12,360,000	USD	16,040,734	Bank of America N.A.	1/16/25	(569,370)
GBP	36,220,000	USD	47,043,623	Bank of America N.A.	1/16/25	(1,706,017)
USD	3,637,180	AUD	5,604,232	Bank of America N.A.	1/16/25	168,385
USD	62,427,113	CNH	451,035,890	Bank of America N.A.	1/16/25	953,369
USD	106,277,836	CNH	744,869,469	Bank of America N.A.	1/16/25	4,756,171
USD	6,032,995	EUR	5,680,000	Bank of America N.A.	1/16/25	145,617
USD	13,651,100	EUR	12,510,000	Bank of America N.A.	1/16/25	684,356
USD	14,191,800	EUR	13,020,000	Bank of America N.A.	1/16/25	696,436
USD	138,302,502	EUR	125,464,930	Bank of America N.A.	1/16/25	8,256,812
USD	189,058,829	GBP	144,337,897	Bank of America N.A.	1/16/25	8,386,972
CAD	6,530,000	USD	4,753,931	BNP Paribas SA	1/16/25	(208,493)
CAD	7,420,000	USD	5,390,507	BNP Paribas SA	1/16/25	(225,553)
CAD	13,060,000	USD	9,510,701	BNP Paribas SA	1/16/25	(419,825)
CAD	16,720,000	USD	12,169,922	BNP Paribas SA	1/16/25	(531,372)
CAD	17,920,000	USD	13,010,981	BNP Paribas SA	1/16/25	(537,129)
CHF	3,820,000	USD	4,328,416	BNP Paribas SA	1/16/25	(111,690)
CHF	3,820,000	USD	4,335,293	BNP Paribas SA	1/16/25	(118,568)
CHF	4,300,000	USD	4,880,923	BNP Paribas SA	1/16/25	(134,347)
CHF	10,060,000	USD	11,420,722	BNP Paribas SA	1/16/25	(315,943)
MXN	140,139,000	USD	6,845,174	BNP Paribas SA	1/16/25	(143,766)
NOK	1,988	USD	187	BNP Paribas SA	1/16/25	(12)
NOK	189,894,740	USD	17,349,806	BNP Paribas SA	1/16/25	(668,677)
USD	80,675,325	CAD	110,667,497	BNP Paribas SA	1/16/25	3,641,285
USD	118,789,188	CHF	100,702,703	BNP Paribas SA	1/16/25	7,628,026
CAD	6,820,000	USD	4,925,283	Citibank N.A.	1/16/25	(177,980)
CAD	8,250,000	USD	5,972,206	Citibank N.A.	1/16/25	(229,501)
CAD	8,270,000	USD	5,986,165	Citibank N.A.	1/16/25	(229,537)
CAD	12,330,000	USD	8,906,604	Citibank N.A.	1/16/25	(323,870)
CAD	15,110,000	USD	10,950,712	Citibank N.A.	1/16/25	(432,860)
CAD	15,160,000	USD	10,981,353	Citibank N.A.	1/16/25	(428,697)
CAD	16,530,000	USD	11,969,527	Citibank N.A.	1/16/25	(463,233)
INR	5,212,024,098	USD	61,744,695	Citibank N.A.	1/16/25	(969,275)
USD	47,383,209	CAD	68,042,478	Citibank N.A.	1/16/25	19,827
USD	2,708,404	INR	229,217,656	Citibank N.A.	1/16/25	35,585
CHF	2,010,000	USD	2,277,388	Goldman Sachs Group Inc.	1/16/25	(58,640)
CHF	5,490,000	USD	6,238,948	Goldman Sachs Group Inc.	1/16/25	(178,785)
CHF	5,500,000	USD	6,265,093	Goldman Sachs Group Inc.	1/16/25	(193,892)
CHF	5,500,000	USD	6,253,766	Goldman Sachs Group Inc.	1/16/25	(182,565)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	5,520,000	USD	6,283,473	Goldman Sachs Group Inc.	1/16/25	$(190,195)
CHF	5,930,000	USD	6,734,512	Goldman Sachs Group Inc.	1/16/25	(188,652)
CHF	7,310,000	USD	8,283,098	Goldman Sachs Group Inc.	1/16/25	(213,920)
CHF	8,820,000	USD	10,273,494	Goldman Sachs Group Inc.	1/16/25	(537,495)
CHF	9,050,000	USD	10,534,157	Goldman Sachs Group Inc.	1/16/25	(544,272)
CHF	11,440,000	USD	13,322,883	Goldman Sachs Group Inc.	1/16/25	(694,784)
CHF	12,130,000	USD	13,986,304	Goldman Sachs Group Inc.	1/16/25	(596,546)
NOK	125,850,000	USD	11,484,613	Goldman Sachs Group Inc.	1/16/25	(429,435)
NOK	126,330,000	USD	11,474,719	Goldman Sachs Group Inc.	1/16/25	(377,376)
USD	4,425,816	MXN	91,905,000	Goldman Sachs Group Inc.	1/16/25	30,944
USD	2,187,797	NOK	24,160,000	Goldman Sachs Group Inc.	1/16/25	65,484
USD	4,821,554	NOK	53,320,000	Goldman Sachs Group Inc.	1/16/25	137,707
USD	6,565,390	NOK	72,480,000	Goldman Sachs Group Inc.	1/16/25	198,451
USD	9,146,682	NOK	101,220,000	Goldman Sachs Group Inc.	1/16/25	255,104
USD	12,495,520	NOK	138,420,000	Goldman Sachs Group Inc.	1/16/25	336,142
AUD	15,760,000	USD	10,451,387	JPMorgan Chase & Co.	1/16/25	(696,577)
AUD	93,152,944	USD	62,724,535	JPMorgan Chase & Co.	1/16/25	(5,066,589)
EUR	49,489,000	USD	54,388,015	JPMorgan Chase & Co.	1/16/25	(3,092,158)
JPY	438,202,800	USD	2,851,027	JPMorgan Chase & Co.	1/16/25	(60,750)
JPY	797,671,000	USD	5,422,534	JPMorgan Chase & Co.	1/16/25	(343,326)
JPY	1,822,520,000	USD	12,070,381	JPMorgan Chase & Co.	1/16/25	(465,399)
JPY	9,455,240,914	USD	64,637,961	JPMorgan Chase & Co.	1/16/25	(4,431,266)
MXN	112,444,295	USD	5,399,478	JPMorgan Chase & Co.	1/16/25	(22,424)
MXN	254,345,500	USD	12,511,154	JPMorgan Chase & Co.	1/16/25	(348,423)
MXN	500,000,000	USD	24,669,539	JPMorgan Chase & Co.	1/16/25	(759,679)
MXN	516,182,809	USD	25,466,150	JPMorgan Chase & Co.	1/16/25	(782,432)
USD	75,824,869	CNH	548,509,519	JPMorgan Chase & Co.	1/16/25	1,065,999
USD	28,329,014	INR	2,416,040,000	JPMorgan Chase & Co.	1/16/25	156,496
USD	492,090	JPY	72,900,000	JPMorgan Chase & Co.	1/16/25	27,896
USD	4,624,713	JPY	695,146,673	JPMorgan Chase & Co.	1/16/25	198,334
USD	5,036,797	JPY	746,390,000	JPMorgan Chase & Co.	1/16/25	284,123
USD	9,106,930	JPY	1,362,670,000	JPMorgan Chase & Co.	1/16/25	430,065
USD	9,116,606	JPY	1,362,650,000	JPMorgan Chase & Co.	1/16/25	439,868
USD	778,780	MXN	15,900,000	JPMorgan Chase & Co.	1/16/25	18,447
USD	2,734,081	MXN	55,490,000	JPMorgan Chase & Co.	1/16/25	80,565
USD	2,764,606	MXN	56,600,000	JPMorgan Chase & Co.	1/16/25	58,010
USD	3,005,238	MXN	60,940,000	JPMorgan Chase & Co.	1/16/25	91,104
USD	3,805,945	MXN	77,300,000	JPMorgan Chase & Co.	1/16/25	109,481
USD	3,808,350	MXN	77,330,000	JPMorgan Chase & Co.	1/16/25	110,451
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

 Western Asset Core Plus Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,355,935	MXN	89,220,000	JPMorgan Chase & Co.	1/16/25	$89,459
USD	4,356,991	MXN	89,230,000	JPMorgan Chase & Co.	1/16/25	90,037
USD	4,469,837	MXN	90,910,000	JPMorgan Chase & Co.	1/16/25	122,546
USD	4,480,217	MXN	91,510,000	JPMorgan Chase & Co.	1/16/25	104,234
USD	6,223,104	MXN	126,148,500	JPMorgan Chase & Co.	1/16/25	190,718
USD	6,272,004	MXN	128,090,000	JPMorgan Chase & Co.	1/16/25	146,776
USD	8,811,809	MXN	179,020,000	JPMorgan Chase & Co.	1/16/25	251,122
USD	154,562,873	MXN	3,030,591,536	JPMorgan Chase & Co.	1/16/25	9,640,836
CAD	19,530,000	USD	14,195,488	Morgan Stanley & Co. Inc.	1/16/25	(600,938)
USD	6,835,653	MXN	138,355,000	Morgan Stanley & Co. Inc.	1/16/25	219,556
BRL	212,600,920	USD	34,724,528	Goldman Sachs Group Inc.	2/4/25	(536,542)
MXN	243,446,931	USD	11,937,184	Bank of America N.A.	2/10/25	(344,473)
Net unrealized appreciation on open forward foreign currency contracts						$11,617,815

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
USD	—	United States Dollar
At December 31, 2024, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	1,965,390,000BRL	1/2/29	BRL-CDI**	10.230%**	$(42,726,186)	—	$(42,726,186)

See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus Bond Fund
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	3,439,780,000MXN	11/16/29	28-Day MXN TIIE - Banxico every 28 days	8.902% every 28 days	$(1,806,973)	—	$(1,806,973)
	1,051,450,000MXN	11/19/29	28-Day MXN TIIE - Banxico every 28 days	8.825% every 28 days	(708,536)	—	(708,536)
	713,102,000	4/30/31	4.200% annually	Daily SOFR Compound annually	(6,000,498)	$(12,469,763)	6,469,265
	32,295,000	5/15/48	3.150% annually	Daily SOFR Compound annually	4,375,004	(10,395,330)	14,770,334
Total					$(4,141,003)	$(22,865,093)	$18,724,090

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.43 Index	$433,930,000	12/20/29	1.000% quarterly	$9,685,629	$9,278,233	$407,396

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.43 Index	$48,913,700	12/20/29	5.000% quarterly	$(3,764,320)	$(3,421,982)	$(342,338)

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$39,396,000	3/6/25	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$1,154,482	—	$1,154,482

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

 Western Asset Core Plus Bond Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii)
receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 37 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	10.245%
BRL-CDI	12.150%
Daily SOFR Compound	4.490%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
TIIE	—	Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $8,658,569,278)	$7,899,511,897
Investments in affiliated securities, at value (Cost — $57,538,768)	57,538,768
Foreign currency, at value (Cost — $24,179,477)	23,642,772
Cash	20,525,377
Receivable for securities sold	749,842,477
Interest receivable	62,033,786
Unrealized appreciation on forward foreign currency contracts	52,898,325
Deposits with brokers for centrally cleared swap contracts	40,581,845
Receivable for Fund shares sold	8,380,391
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $7,384,444)	7,784,830
Receivable from brokers — net variation margin on open futures contracts	1,608,174
Dividends receivable from affiliated investments	1,444,535
OTC swaps, at value (premiums paid — $0)	1,154,482
Deposits with brokers for OTC derivatives	890,000
Principal paydown receivable	273,250
Deposits with brokers for open futures contracts and exchange-traded options	5,246
Prepaid expenses	132,818
Total Assets	8,928,248,973
Liabilities:
Payable for securities purchased	1,682,651,564
Payable for Fund shares repurchased	81,785,006
OTC swaps, at value (premiums received — $0)	42,726,186
Unrealized depreciation on forward foreign currency contracts	41,280,510
Payable to brokers — net variation margin on centrally cleared swap contracts	40,159,719
Distributions payable	3,687,854
Written options, at value (premiums received — $5,530,963)	3,331,235
Investment management fee payable	2,491,925
Deposits from brokers for OTC derivatives	1,380,000
Payable for open OTC swap contracts	362,269
Service and/or distribution fees payable	351,771
Due to brokers for TBA securities	280,000
Directors’ fees payable	155,055
Accrued expenses	4,377,015
Total Liabilities	1,905,020,109
Total Net Assets	$7,023,228,864
Net Assets:
Par value (Note 7)	$774,374
Paid-in capital in excess of par value	15,491,729,927
Total distributable earnings (loss)	(8,469,275,437)
Total Net Assets	$7,023,228,864
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

Net Assets:
Class A	$772,038,136
Class C	$66,746,774
Class C1	$2,604
Class FI	$52,412,509
Class R	$253,068,315
Class I	$3,311,300,038
Class IS	$2,567,660,488
Shares Outstanding:
Class A	85,191,420
Class C	7,354,138
Class C1	287
Class FI	5,776,676
Class R	27,937,466
Class I	364,997,184
Class IS	283,117,305
Net Asset Value:
Class A (and redemption price)	$9.06
Class C*	$9.08
Class C1*	$9.07
Class FI (and redemption price)	$9.07
Class R (and redemption price)	$9.06
Class I (and redemption price)	$9.07
Class IS (and redemption price)	$9.07
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$9.41

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Statement of Operations
For the Year Ended December 31, 2024

Investment Income:
Interest	$859,272,419
Dividends from affiliated investments	23,698,692
Total Investment Income	882,971,111
Expenses:
Investment management fee (Note 2)	68,068,596
Transfer agent fees (Notes 2 and 5)	13,734,635
Service and/or distribution fees (Notes 2 and 5)	4,964,228
Shareholder reports	806,370
Legal fees	603,721
Directors’ fees	500,209
Fund accounting fees	370,961
Registration fees	232,740
Insurance	173,756
Commitment fees (Note 9)	171,448
Audit and tax fees	95,126
Interest expense	9,157
Fees recaptured by investment manager (Note 2)	4,707
Miscellaneous expenses	38,750
Total Expenses	89,774,404
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(8,960,306)
Net Expenses	80,814,098
Net Investment Income	802,157,013
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(1,010,270,564)†
Futures contracts	26,064,061
Written options	126,490,250
Swap contracts	184,055,800
Forward foreign currency contracts	(20,397,234)
Foreign currency transactions	(10,165,789)
Net Realized Loss	(704,223,476)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	632,895,899
Futures contracts	(472,714,032)
Written options	2,813,245
Swap contracts	(132,106,213)
Forward foreign currency contracts	10,100,458
Foreign currencies	(7,913,345)
Change in Net Unrealized Appreciation (Depreciation)	33,076,012
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(671,147,464)
Increase in Net Assets From Operations	$131,009,549

†	Net of foreign capital gains tax of $2,929.
See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

Statements of Changes in Net Assets

For the Years Ended December 31,	2024	2023
Operations:
Net investment income	$802,157,013	$1,075,755,691
Net realized loss	(704,223,476)	(2,194,029,920)
Change in net unrealized appreciation (depreciation)	33,076,012	2,593,634,229
Increase in Net Assets From Operations	131,009,549	1,475,360,000
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(706,985,119)	(921,347,533)
Return of capital	(72,798,732)	(131,669,304)
Decrease in Net Assets From Distributions to Shareholders	(779,783,851)	(1,053,016,837)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	3,756,401,213	6,082,340,710
Reinvestment of distributions	670,265,213	917,645,507
Cost of shares repurchased	(19,088,595,697)	(11,615,022,897)
Decrease in Net Assets From Fund Share Transactions	(14,661,929,271)	(4,615,036,680)
Decrease in Net Assets	(15,310,703,573)	(4,192,693,517)
Net Assets:
Beginning of year	22,333,932,437	26,526,625,954
End of year	$7,023,228,864	$22,333,932,437
See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class A Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.57	$9.36	$11.91	$12.55	$11.96
Income (loss) from operations:
Net investment income	0.41	0.38	0.28	0.21	0.26
Net realized and unrealized gain (loss)	(0.52)	0.20	(2.54)	(0.49)	0.80
Total income (loss) from operations	(0.11)	0.58	(2.26)	(0.28)	1.06
Less distributions from:
Net investment income	(0.36)	(0.32)	(0.29)	(0.28)	(0.29)
Net realized gains	—	—	—	(0.08)	(0.18)
Return of capital	(0.04)	(0.05)	(0.00)[2]	—	—
Total distributions	(0.40)	(0.37)	(0.29)	(0.36)	(0.47)
Net asset value, end of year	$9.06	$9.57	$9.36	$11.91	$12.55
Total return[3]	(1.16)%	6.39%	(19.10)%	(2.26)%	9.00%
Net assets, end of year (millions)	$772	$1,362	$1,362	$1,458	$1,463
Ratios to average net assets:
Gross expenses	0.82%[4]	0.83%	0.85%	0.82%[4]	0.83%
Net expenses[5,6]	0.82 [4]	0.82	0.82	0.82 [4]	0.82
Net investment income	4.41	4.06	2.79	1.75	2.13
Portfolio turnover rate[7]	96%	90%	62%	79%	137%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.82%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 48%, 55%, 55%, 56% and 95%.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class C Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.58	$9.37	$11.93	$12.57	$11.97
Income (loss) from operations:
Net investment income	0.35	0.31	0.21	0.13	0.17
Net realized and unrealized gain (loss)	(0.51)	0.21	(2.55)	(0.50)	0.82
Total income (loss) from operations	(0.16)	0.52	(2.34)	(0.37)	0.99
Less distributions from:
Net investment income	(0.31)	(0.27)	(0.22)	(0.19)	(0.21)
Net realized gains	—	—	—	(0.08)	(0.18)
Return of capital	(0.03)	(0.04)	(0.00)[2]	—	—
Total distributions	(0.34)	(0.31)	(0.22)	(0.27)	(0.39)
Net asset value, end of year	$9.08	$9.58	$9.37	$11.93	$12.57
Total return[3]	(1.72)%	5.67%	(19.71)%	(2.94)%	8.32%
Net assets, end of year (000s)	$66,747	$105,435	$145,649	$273,321	$326,121
Ratios to average net assets:
Gross expenses	1.52%	1.51%	1.51%	1.52%	1.51%
Net expenses[4,5]	1.51	1.51	1.51	1.51	1.51
Net investment income	3.72	3.35	2.02	1.05	1.43
Portfolio turnover rate[6]	96%	90%	62%	79%	137%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 48%, 55%, 55%, 56% and 95%.

See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class C1 Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.60	$9.38	$11.95	$12.55	$11.96
Income (loss) from operations:
Net investment income	0.34	0.33	0.22	0.15	0.21
Net realized and unrealized gain (loss)	(0.53)	0.22	(2.55)	(0.44)	0.80
Total income (loss) from operations	(0.19)	0.55	(2.33)	(0.29)	1.01
Less distributions from:
Net investment income	(0.31)	(0.29)	(0.24)	(0.23)	(0.24)
Net realized gains	—	—	—	(0.08)	(0.18)
Return of capital	(0.03)	(0.04)	(0.00)[2]	—	—
Total distributions	(0.34)	(0.33)	(0.24)	(0.31)	(0.42)
Net asset value, end of year	$9.07	$9.60	$9.38	$11.95	$12.55
Total return[3]	(2.05)%	5.88%	(19.54)%	(2.42)%[4]	8.59%
Net assets, end of year (000s)	$3	$80	$135	$237	$1,394
Ratios to average net assets:
Gross expenses	1.91%	1.31%	1.34%	1.24%	1.27%
Net expenses[5,6]	1.51	1.31	1.34	1.24	1.27
Net investment income	3.58	3.52	2.18	1.25	1.74
Portfolio turnover rate[7]	96%	90%	62%	79%	137%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been (2.67)% for the year ended December 31, 2021.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.51%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 48%, 55%, 55%, 56% and 95%.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class FI Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.58	$9.36	$11.92	$12.56	$11.97
Income (loss) from operations:
Net investment income	0.42	0.38	0.28	0.21	0.26
Net realized and unrealized gain (loss)	(0.53)	0.21	(2.55)	(0.49)	0.80
Total income (loss) from operations	(0.11)	0.59	(2.27)	(0.28)	1.06
Less distributions from:
Net investment income	(0.36)	(0.32)	(0.29)	(0.28)	(0.29)
Net realized gains	—	—	—	(0.08)	(0.18)
Return of capital	(0.04)	(0.05)	(0.00)[2]	—	—
Total distributions	(0.40)	(0.37)	(0.29)	(0.36)	(0.47)
Net asset value, end of year	$9.07	$9.58	$9.36	$11.92	$12.56
Total return[3]	(1.11)%	6.50%	(19.15)%	(2.26)%	8.99%
Net assets, end of year (000s)	$52,413	$83,022	$139,512	$318,386	$431,623
Ratios to average net assets:
Gross expenses	0.79%	0.80%[4]	0.82%	0.82%	0.82%
Net expenses[5,6]	0.78	0.80 [4]	0.82	0.82	0.82
Net investment income	4.45	4.03	2.68	1.74	2.14
Portfolio turnover rate[7]	96%	90%	62%	79%	137%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 48%, 55%, 55%, 56% and 95%.

See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class R Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.56	$9.35	$11.90	$12.54	$11.95
Income (loss) from operations:
Net investment income	0.38	0.35	0.25	0.18	0.22
Net realized and unrealized gain (loss)	(0.51)	0.20	(2.54)	(0.50)	0.80
Total income (loss) from operations	(0.13)	0.55	(2.29)	(0.32)	1.02
Less distributions from:
Net investment income	(0.34)	(0.30)	(0.26)	(0.24)	(0.25)
Net realized gains	—	—	—	(0.08)	(0.18)
Return of capital	(0.03)	(0.04)	(0.00)[2]	—	—
Total distributions	(0.37)	(0.34)	(0.26)	(0.32)	(0.43)
Net asset value, end of year	$9.06	$9.56	$9.35	$11.90	$12.54
Total return[3]	(1.34)%	6.08%	(19.37)%	(2.56)%	8.67%
Net assets, end of year (millions)	$253	$283	$285	$375	$350
Ratios to average net assets:
Gross expenses	1.12%	1.11%[4]	1.13%	1.12%	1.13%
Net expenses[5,6]	1.12	1.11 [4]	1.12	1.12	1.12
Net investment income	4.13	3.77	2.47	1.46	1.83
Portfolio turnover rate[7]	96%	90%	62%	79%	137%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 48%, 55%, 55%, 56% and 95%.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class I Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.58	$9.36	$11.92	$12.56	$11.97
Income (loss) from operations:
Net investment income	0.45	0.41	0.32	0.26	0.31
Net realized and unrealized gain (loss)	(0.52)	0.22	(2.55)	(0.50)	0.80
Total income (loss) from operations	(0.07)	0.63	(2.23)	(0.24)	1.11
Less distributions from:
Net investment income	(0.40)	(0.36)	(0.32)	(0.32)	(0.34)
Net realized gains	—	—	—	(0.08)	(0.18)
Return of capital	(0.04)	(0.05)	(0.01)	—	—
Total distributions	(0.44)	(0.41)	(0.33)	(0.40)	(0.52)
Net asset value, end of year	$9.07	$9.58	$9.36	$11.92	$12.56
Total return[2]	(0.78)%	6.78%	(18.78)%	(1.90)%	9.39%
Net assets, end of year (millions)	$3,311	$12,880	$16,128	$26,512	$25,642
Ratios to average net assets:
Gross expenses	0.54%	0.52%	0.53%	0.52%	0.52%
Net expenses[3,4]	0.45	0.45	0.45	0.45	0.45
Net investment income	4.77	4.41	3.10	2.12	2.49
Portfolio turnover rate[5]	96%	90%	62%	79%	137%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 48%, 55%, 55%, 56% and 95%.

See Notes to Financial Statements.
Western Asset Core Plus Bond Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class IS Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.57	$9.36	$11.92	$12.56	$11.96
Income (loss) from operations:
Net investment income	0.45	0.42	0.32	0.26	0.31
Net realized and unrealized gain (loss)	(0.51)	0.20	(2.55)	(0.49)	0.81
Total income (loss) from operations	(0.06)	0.62	(2.23)	(0.23)	1.12
Less distributions from:
Net investment income	(0.40)	(0.36)	(0.32)	(0.33)	(0.34)
Net realized gains	—	—	—	(0.08)	(0.18)
Return of capital	(0.04)	(0.05)	(0.01)	—	—
Total distributions	(0.44)	(0.41)	(0.33)	(0.41)	(0.52)
Net asset value, end of year	$9.07	$9.57	$9.36	$11.92	$12.56
Total return[2]	(0.75)%	6.93%	(18.85)%	(1.87)%	9.51%
Net assets, end of year (millions)	$2,568	$7,621	$8,466	$12,736	$10,815
Ratios to average net assets:
Gross expenses	0.42%	0.42%	0.42%	0.42%	0.42%
Net expenses[3,4]	0.42	0.42	0.42	0.42	0.42
Net investment income	4.80	4.45	3.15	2.16	2.52
Portfolio turnover rate[5]	96%	90%	62%	79%	137%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2026 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 48%, 55%, 55%, 56% and 95%.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Western Asset Core Plus Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Core Plus Bond Fund 2024 Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$2,404,326,005	$0*	$2,404,326,005
Mortgage-Backed Securities	—	2,380,692,094	—	2,380,692,094
Collateralized Mortgage Obligations	—	1,277,720,210	—	1,277,720,210
U.S. Government & Agency Obligations	—	655,773,781	—	655,773,781
Asset-Backed Securities	—	469,066,429	—	469,066,429
Sovereign Bonds	—	397,282,782	—	397,282,782
U.S. Treasury Inflation Protected Securities	—	159,045,482	—	159,045,482
Senior Loans:
Industrials	—	19,005,432	4,551,643	23,557,075
Other Senior Loans	—	130,723,680	—	130,723,680
Purchased Options:
Exchange-Traded Purchased Options	$1,265,550	—	—	1,265,550
OTC Purchased Options	—	58,809	—	58,809
Total Long-Term Investments	1,265,550	7,893,694,704	4,551,643	7,899,511,897
Short-Term Investments†	57,538,768	—	—	57,538,768
Total Investments	$58,804,318	$7,893,694,704	$4,551,643	$7,957,050,665
Western Asset Core Plus Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$55,302,535	—	—	$55,302,535
Forward Foreign Currency Contracts††	—	$52,898,325	—	52,898,325
Centrally Cleared Interest Rate Swaps††	—	21,239,599	—	21,239,599
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	407,396	—	407,396
OTC Total Return Swaps	—	1,154,482	—	1,154,482
Total Other Financial Instruments	$55,302,535	$75,699,802	—	$131,002,337
Total	$114,106,853	$7,969,394,506	$4,551,643	$8,088,053,002
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$3,321,172	—	—	$3,321,172
OTC Written Options	—	$10,063	—	10,063
Futures Contracts††	52,114,423	—	—	52,114,423
Forward Foreign Currency Contracts††	—	41,280,510	—	41,280,510
OTC Interest Rate Swaps	—	42,726,186	—	42,726,186
Centrally Cleared Interest Rate Swaps††	—	2,515,509	—	2,515,509
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	342,338	—	342,338
Total	$55,435,595	$86,874,606	—	$142,310,201

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the

Western Asset Core Plus Bond Fund 2024 Annual Report

premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Options on futures contracts. The Fund may purchase or write option contracts generally to gain or reduce exposure to types of investments or market factors or as a means of attempting to enhance returns. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential
Western Asset Core Plus Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.
(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Western Asset Core Plus Bond Fund 2024 Annual Report

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Fund’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of December 31, 2024, the total notional value of all credit default swaps to sell protection was $433,930,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the year ended December 31, 2024, see Note 4.
Western Asset Core Plus Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have

Western Asset Core Plus Bond Fund 2024 Annual Report

credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Total return swaps
The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.
(h) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of
Western Asset Core Plus Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(i) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(j) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
At December 31, 2024, the Fund held non-cash collateral for TBA securities from Morgan Stanley & Co. Inc. in the amounts of $1,006,049.
As of December 31, 2024, the Fund had posted non-cash collateral for TBA securities with Goldman Sachs Group Inc. and BNP Paribas SA in the amounts of $1,997,240 and $1,071,581, respectively.

Western Asset Core Plus Bond Fund 2024 Annual Report

(k) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(l) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(m) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in
Western Asset Core Plus Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(n) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(o) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(p) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its

Western Asset Core Plus Bond Fund 2024 Annual Report

contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
Western Asset Core Plus Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
As of December 31, 2024, the Fund held OTC written options, forward foreign currency contracts, and OTC interest rate swaps with credit related contingent features which had a liability position of $84,016,759. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of December 31, 2024, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $44,441,670 which could be used to reduce the required payment.
At December 31, 2024, the Fund held cash collateral from Citibank N.A. in the amount of $1,380,000 and held non-cash collateral from BNP Paribas SA in the amounts of $106,563. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.
(q) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(r) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(s) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(t) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(u) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended,

Western Asset Core Plus Bond Fund 2024 Annual Report

applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
(v) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$4,085,883	$(4,085,883)
(a)
Reclassifications are due to book/tax differences in the treatment of various items.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western Asset Management Company Ltd in Japan (“Western Asset Japan”) are the Fund’s subadvisers. FTFA, Western Asset, Western Asset London and Western Asset Singapore are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides the Fund with management and administrative services for which the Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion. For their services, FTFA pays Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan monthly all of the management fee that it receives from the Fund.
FTFA has agreed to waive fees and/or reimburse operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, so that the ratio of total annual fund operating expenses did not exceed 0.82%, 1.65%, 1.51%, 0.85%, 1.15%, 0.45% and 0.45% for
Western Asset Core Plus Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent. In addition, FTFA has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended December 31, 2024, fees waived and/or expenses reimbursed amounted to $8,960,306, which included an affiliated money market waiver of $560,961.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at December 31, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C1	Class I
Expires December 31, 2025	$175,328	—	$9,809,110
Expires December 31, 2026	—	$66	8,399,279
Total fee waivers/expense reimbursements subject to recapture	$175,328	$66	$18,208,389
For the year ended December 31, 2024, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

Class A
FTFA recaptured	$4,707
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended

Western Asset Core Plus Bond Fund 2024 Annual Report

December 31, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $326,586 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended December 31, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$37,773	—
CDSCs	2,412	$126
All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.
3. Investments
During the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$1,870,682,643	$14,940,970,072
Sales	10,603,918,649	20,184,235,053
At December 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$8,705,447,625	$91,090,336	$(839,487,296)	$(748,396,960)
Written options	(5,530,963)	2,267,291	(67,563)	2,199,728
Futures contracts	—	55,302,535	(52,114,423)	3,188,112
Forward foreign currency contracts	—	52,898,325	(41,280,510)	11,617,815
Swap contracts	(17,008,842)	22,801,477	(45,584,033)	(22,782,556)
Western Asset Core Plus Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at December 31, 2024.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[2]	$1,265,550	$58,809	—	—	$1,324,359
Futures contracts[3]	55,302,535	—	—	—	55,302,535
Forward foreign currency contracts	—	52,898,325	—	—	52,898,325
OTC swap contracts[4]	—	—	—	$1,154,482	1,154,482
Centrally cleared swap contracts[5]	21,239,599	—	$407,396	—	21,646,995
Total	$77,807,684	$52,957,134	$407,396	$1,154,482	$132,326,696

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$3,321,172	$10,063	—	$3,331,235
Futures contracts[3]	52,114,423	—	—	52,114,423
Forward foreign currency contracts	—	41,280,510	—	41,280,510
OTC swap contracts[4]	42,726,186	—	—	42,726,186
Centrally cleared swap contracts[5]	2,515,509	—	$342,338	2,857,847
Total	$100,677,290	$41,290,573	$342,338	$142,310,201

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
[5]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

Western Asset Core Plus Bond Fund 2024 Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended December 31, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$(98,159,030)	$(14,848,537)	—	—	$(113,007,567)
Futures contracts	39,815,433	(13,751,372)	—	—	26,064,061
Written options	119,006,715	7,483,535	—	—	126,490,250
Swap contracts	144,842,657	—	$37,235,788	$1,977,355	184,055,800
Forward foreign currency contracts	—	(20,397,234)	—	—	(20,397,234)
Total	$205,505,775	$(41,513,608)	$37,235,788	$1,977,355	$203,205,310

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$2,618,376	$2,272,981	—	—	$4,891,357
Futures contracts	(442,327,957)	(30,386,075)	—	—	(472,714,032)
Written options	1,476,543	1,336,702	—	—	2,813,245
Swap contracts	(115,477,753)	—	$(17,782,942)	$1,154,482	(132,106,213)
Forward foreign currency contracts	—	10,100,458	—	—	10,100,458
Total	$(553,710,791)	$(16,675,934)	$(17,782,942)	$1,154,482	$(587,015,185)

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

During the year ended December 31, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$8,439,348
Written options	8,912,287
Futures contracts (to buy)	15,131,672,632
Futures contracts (to sell)	8,078,142,969
Forward foreign currency contracts (to buy)	1,537,741,635
Forward foreign currency contracts (to sell)	1,819,940,575
Western Asset Core Plus Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
Average Notional Balance
Interest rate swap contracts	$2,903,115,968
Credit default swap contracts (buy protection)	140,568,015
Credit default swap contracts (sell protection)	1,589,664,354
Total return swap contracts	52,436,308
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of December 31, 2024.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$24,048,118	$(5,565,714)	$18,482,404	—	$18,482,404
BNP Paribas SA	11,328,120	(3,415,375)	7,912,745	$(106,563)	7,806,182
Citibank N.A.	1,859,676	(3,274,114)	(1,414,438)	(1,380,000)	(2,794,438)
Goldman Sachs Group Inc.	1,795,097	(12,365,409)	(10,570,312)	890,000	(9,680,312)
JPMorgan Chase & Co.	14,861,049	(58,795,209)	(43,934,160)	43,551,670	(382,490)
Morgan Stanley & Co. Inc.	219,556	(600,938)	(381,382)	—	(381,382)
Total	$54,111,616	$(84,016,759)	$(29,905,143)	$42,955,107	$13,049,964

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Core Plus Bond Fund 2024 Annual Report

For the year ended December 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$2,556,212	$1,510,598
Class C	891,261	84,529
Class C1	116	131
Class FI	166,526	75,788
Class R	1,350,113	536,826
Class I	—	11,228,550
Class IS	—	298,213
Total	$4,964,228	$13,734,635
For the year ended December 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$41,650
Class C	3,748
Class C1	66
Class FI	2,871
Class R	12,444
Class I	8,688,311
Class IS	211,216
Total	$8,960,306
6. Distributions to shareholders by class

	Year Ended December 31, 2024	Year Ended December 31, 2023
Net Investment Income:
Class A	$39,784,626	$47,251,718
Class C	2,911,847	3,496,301
Class C1	529	2,903
Class FI	2,612,243	3,741,582
Class R	9,827,731	9,135,960
Class I	392,339,898	553,424,873
Class IS	259,508,245	304,294,196
Total	$706,985,119	$921,347,533
Western Asset Core Plus Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
	Year Ended December 31, 2024	Year Ended December 31, 2023
Return of Capital:
Class A	$4,096,650	$6,752,719
Class C	299,835	499,655
Class C1	54	415
Class FI	268,984	534,708
Class R	1,011,968	1,305,616
Class I	40,399,503	79,089,665
Class IS	26,721,738	43,486,526
Total	$72,798,732	$131,669,304
7. Capital shares
At December 31, 2024, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	28,070,400	$261,511,292	55,154,299	$516,514,565
Shares issued on reinvestment	3,898,460	36,182,612	4,831,037	45,024,921
Shares repurchased	(89,141,397)	(829,707,349)	(63,203,450)	(588,307,566)
Net decrease	(57,172,537)	$(532,013,445)	(3,218,114)	$(26,768,080)
Class C
Shares sold	1,081,810	$10,075,149	1,853,388	$17,287,341
Shares issued on reinvestment	294,294	2,735,179	356,550	3,332,774
Shares repurchased	(5,025,806)	(46,872,942)	(6,751,623)	(63,470,846)
Net decrease	(3,649,702)	$(34,062,614)	(4,541,685)	$(42,850,731)
Class C1
Shares sold	6	$67	8	$71
Shares issued on reinvestment	51	480	350	3,287
Shares repurchased	(8,155)	(75,723)	(6,389)	(61,557)
Net decrease	(8,098)	$(75,176)	(6,031)	$(58,199)
Class FI
Shares sold	412,433	$3,851,326	1,135,506	$10,664,272
Shares issued on reinvestment	302,823	2,813,106	445,720	4,172,368
Shares repurchased	(3,606,646)	(33,590,533)	(7,814,074)	(73,131,681)
Net decrease	(2,891,390)	$(26,926,101)	(6,232,848)	$(58,295,041)

Western Asset Core Plus Bond Fund 2024 Annual Report

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class R
Shares sold	1,664,295	$15,514,534	2,636,364	$24,545,202
Shares issued on reinvestment	1,166,808	10,819,723	1,117,768	10,424,151
Shares repurchased	(4,481,527)	(41,703,708)	(4,679,090)	(43,128,966)
Net decrease	(1,650,424)	$(15,369,451)	(924,958)	$(8,159,613)
Class I
Shares sold	206,664,469	$1,923,160,073	382,606,170	$3,586,485,922
Shares issued on reinvestment	42,132,906	391,573,581	62,043,764	579,903,745
Shares repurchased	(1,228,558,930)	(11,525,057,989)	(822,083,983)	(7,642,364,039)
Net decrease	(979,761,555)	$(9,210,324,335)	(377,434,049)	$(3,475,974,372)
Class IS
Shares sold	166,745,863	$1,542,288,772	206,522,009	$1,926,843,337
Shares issued on reinvestment	24,348,912	226,140,532	29,447,432	274,784,261
Shares repurchased	(703,929,749)	(6,611,587,453)	(344,347,316)	(3,204,558,242)
Net decrease	(512,834,974)	$(4,843,158,149)	(108,377,875)	$(1,002,930,644)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the year ended December 31, 2024. The following transactions were effected in such company for the year ended December 31, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$178,098,146	$8,494,939,152	8,494,939,152	$8,615,498,530	8,615,498,530
Western Asset Core Plus Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$23,698,692	—	$57,538,768
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended December 31, 2024.
10. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2024	2023
Distributions paid from:
Ordinary income	$706,985,119	$921,347,533
Tax return of capital	72,798,732	131,669,304
Total distributions paid	$779,783,851	$1,053,016,837
As of December 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Deferred capital losses*	$(7,670,948,037)
Other book/tax temporary differences(a)	(43,620,395)
Unrealized appreciation (depreciation)(b)	(754,707,005)
Total distributable earnings (loss) — net	$(8,469,275,437)

Western Asset Core Plus Bond Fund 2024 Annual Report

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
Other book/tax temporary differences are attributable to the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on futures, options and foreign currency contracts, the difference between cash and accrual basis distributions paid, the deferral of certain late year losses for tax purposes and book/tax differences in the timing of the deductibility of various expenses.

(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium on fixed income securities and other book/tax basis adjustments.

11. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related Notes to the financial statements. The Fund’s portfolio holdings provide details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.
12. Subsequent event
Subsequent to the year ended December 31, 2024, shareholder redemptions from Class C1 shares exceeded 50% of Class C1 net assets as of December 31, 2024.
Western Asset Core Plus Bond Fund 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Western Asset Funds, Inc. and Shareholders of Western Asset Core Plus Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Core Plus Bond Fund (one of the funds constituting Western Asset Funds, Inc., referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, agent banks and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
February 21, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset Core Plus Bond Fund 2024 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$554,879,925
Section 163(j) Interest Earned	§163(j)	$813,695,089
Interest Earned from Federal Obligations	Note (1)	$37,287,676
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Western Asset Core Plus Bond Fund

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Western Asset Core Plus Bond Fund

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Western Asset
Core Plus Bond Fund
Directors
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Ltd
Western Asset Management Company Pte. Ltd.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Core Plus Bond Fund
The Fund is a separate investment series of Western Asset Funds, Inc.
Western Asset Core Plus Bond Fund
Legg Mason Funds
100 International Drive
Baltimore, MD 21202
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Core Plus Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

90150-AFSOI 2/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 25, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 25, 2025